UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1. Reports to Stockholders

Semiannual report

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust)

US equities

Macquarie Large Cap Value Portfolio

US fixed income

Macquarie Core Plus Bond Portfolio

Macquarie High Yield Bond Portfolio

International equities

Macquarie Emerging Markets Portfolio

Macquarie Emerging Markets Portfolio II

Macquarie Labor Select International Equity Portfolio
April 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 231-8002. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with Macquarie Institutional Portfolios or your financial intermediary.

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Macquarie Institutional Portfolios

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust) are designed exclusively for institutional investors and high net worth individuals.

Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for Macquarie Emerging Markets Portfolio* and Macquarie Labor Select International Equity Portfolio.

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting macquarie.com/investment-management/institutional. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the prospectus carefully before investing. Performance includes reinvestment of all distributions.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of MIMBT, which is a registered investment advisor.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT, Macquarie Management Holdings, Inc., and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide. Institutional investment management is provided by Macquarie Investment Management Advisers (MIMA), a series of MIMBT. MIMBT is a US registered investment advisor, and may not be able to provide investment advisory services to certain clients in certain jurisdictions.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolios are governed by US laws and regulations.

*Closed to new investors.

©2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio objectives and strategies

Macquarie Large Cap Value Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

Macquarie Core Plus Bond Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: US investment grade sector, US high yield sector, and international sector.

Macquarie High Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the US government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc. (Moody’s), or unrated but considered to be of comparable quality.

Macquarie Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. Macquarie Emerging Markets Portfolio is presently closed to new investors.

Macquarie Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. The Portfolio may invest in companies of any size. The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

Macquarie Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in the opinion of Mondrian Investment Partners Limited (“Mondrian”), the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the rigorous fundamental analysis that the sub-advisor employs. In addition to following these quantitative guidelines, Mondrian will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the applicable prospectus carefully before investing.

Macquarie Institutional Portfolios are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high yield securities in its portfolio.

If and when a Portfolio invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Portfolio will be subject to special risks, including counterparty risk.

The Portfolios may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

Disclosure of Portfolio expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on Macquarie Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2018 to April 30, 2019.

Actual Expenses

The first section of the table shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Macquarie Institutional Portfolios

Expense Analysis of an Investment of $1,000

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period 11/1/18 to 4/30/19
Actual Portfolio return†
Macquarie Large Cap Value Portfolio	$1,000.00	$1,055.20	0.70%	$3.57
Macquarie Core Plus Bond Portfolio	1,000.00	1,058.60	0.45%	2.30
Macquarie High Yield Bond Portfolio	1,000.00	1,052.80	0.59%	3.00
Macquarie Emerging Markets Portfolio	1,000.00	1,117.80	1.36%	7.14
Macquarie Emerging Markets Portfolio II	1,000.00	1,154.20	1.20%	6.41
Macquarie Labor Select International Equity Portfolio	1,000.00	1,071.00	0.86%	4.42

Hypothetical 5% return (5% return before expenses)
Macquarie Large Cap Value Portfolio	$1,000.00	$1,021.32	0.70%	$3.51
Macquarie Core Plus Bond Portfolio	1,000.00	1,022.56	0.45%	2.26
Macquarie High Yield Bond Portfolio	1,000.00	1,021.87	0.59%	2.96
Macquarie Emerging Markets Portfolio	1,000.00	1,018.05	1.36%	6.80
Macquarie Emerging Markets Portfolio II	1,000.00	1,018.84	1.20%	6.01
Macquarie Labor Select International Equity Portfolio	1,000.00	1,020.53	0.86%	4.31

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

and top 10 equity holdings

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	98.82%
Communication Services	5.79%
Consumer Discretionary	6.16%
Consumer Staples	6.11%
Energy	11.31%
Financials	15.33%
Healthcare	23.89%
Industrials	9.40%
Information Technology	11.85%
Materials	2.97%
Real Estate	2.98%
Utilities	3.03%
Short-Term Investments	1.16%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Waste Management	3.25%
Dollar Tree	3.20%
Northrop Grumman	3.19%
Quest Diagnostics	3.17%
BB&T	3.17%
American International Group	3.15%
Allstate	3.11%
Johnson & Johnson	3.09%
Cardinal Health	3.09%
Broadcom	3.09%

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Security type / sector allocations

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.04%
Agency Collateralized Mortgage Obligations	2.99%
Agency Commercial Mortgage-Backed Securities	2.12%
Agency Mortgage-Backed Securities	10.87%
Collateralized Debt Obligations	3.92%
Convertible Bond	0.02%
Corporate Bonds	39.83%
Banking	7.77%
Basic Industry	3.15%
Brokerage	0.78%
Capital Goods	1.94%
Communications	4.47%
Consumer Cyclical	2.50%
Consumer Non-Cyclical	3.61%
Electric	4.94%
Energy	4.68%
Finance Companies	0.82%
Insurance	1.70%
REITs	0.65%
Technology	1.81%
Transportation	0.74%
Utilities	0.27%

Security type / sector	Percentage of net assets
Loan Agreements	6.36%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	3.17%
Non-Agency Collateralized Mortgage Obligations	1.93%
Non-Agency Commercial Mortgage-Backed Securities	6.04%
Sovereign Bonds	1.81%
Supranational Bank	0.09%
US Treasury Obligations	15.47%
Convertible Preferred Stock	0.09%
Preferred Stock	0.11%
Short-Term Investments	6.38%
Total Value of Securities	101.35%
Liabilities Net of Receivables and Other Assets	(1.35%)
Total Net Assets	100.00%

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	89.20%
Automotive	0.29%
Banking	3.97%
Basic Industry	11.95%
Capital Goods	4.31%
Consumer Cyclical	5.64%
Consumer Non-Cyclical	1.89%
Energy	13.89%
Healthcare	10.01%
Insurance	4.18%
Media	10.43%
Real Estate	0.27%
Services	6.28%
Technology & Electronics	4.42%
Telecommunications	7.21%
Transportation	1.10%
Utilities	3.36%
Loan Agreements	5.66%
Common Stock	0.00%
Short-Term Investments	5.56%
Total Value of Securities	100.42%
Liabilities Net of Receivables and Other Assets	(0.42%)
Total Net Assets	100.00%

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Security type / country and sector allocations

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	95.81%
Brazil	7.96%
China/Hong Kong	30.43%
India	13.61%
Indonesia	1.60%
Malaysia	2.90%
Mexico	3.25%
Peru	0.97%
Philippines	0.61%
Qatar	0.41%
Republic of Korea	13.36%
Romania	0.30%
Russia	3.04%
South Africa	1.88%
Taiwan	9.28%
Thailand	2.09%
United Arab Emirates	1.23%
United Kingdom	2.89%
Preferred Stock	2.78%
Short-Term Investments	0.93%
Total Value of Securities	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

Common stock and preferred stock by sector	Percentage of net assets
Communications Services	2.39%
Consumer Discretionary	10.91%
Consumer Staples	8.63%
Energy	3.34%
Financials	29.43%
Healthcare	6.56%
Industrials	5.34%
Information Technology	15.45%
Materials	13.20%
Real Estate	2.00%
Utilities	1.34%
Total	98.59%

To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Financials sector consisted of banks, diversified financial services, insurance, and investment companies. As of April 30, 2019, such amounts, as a percentage of total net assets were 12.97%, 8.66%, 6.61%, and 1.19%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the Financials sector for financial reporting purposes may exceed 25%.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	97.50%
Argentina	0.19%
Bahrain	0.02%
Brazil	10.50%
Chile	0.46%
China/Hong Kong	33.73%
India	10.64%
Indonesia	2.69%
Malaysia	0.16%
Mexico	4.35%
Peru	0.82%
Republic of Korea	14.35%
Russia	7.98%
Taiwan	9.20%
Turkey	1.22%
United States	1.19%
Preferred Stock	0.59%
Short-Term Investments	1.04%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

Common stock and preferred stock by sector	Percentage of net assets
Consumer Discretionary	13.82%
Consumer Staples	11.52%
Energy	17.48%
Financials	10.35%
Healthcare	1.61%
Industrials	0.15%
Information Technology	30.70%
Materials	3.14%
Telecommunication Services	9.19%
Utilities	0.13%
Total	98.09%

To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Information Technology sector consisted of electronics, Internet, and semiconductors. As of April 30, 2019, such amounts, as a percentage of total net assets, were 1.86%, 11.46%, and 17.38%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

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Security type / country and sector allocations

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.67%
Australia	1.55%
China/Hong Kong	5.98%
Denmark	1.77%
France	6.68%
Germany	9.06%
Italy	6.04%
Japan	22.11%
Netherlands	0.68%
Singapore	6.46%
Spain	5.20%
Sweden	2.82%
Switzerland	6.15%
United Kingdom	24.17%
Preferred Stock	0.12%
Short-Term Investments	0.40%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

Common stock and preferred stock by sector	Percentage of net assets
Consumer Discretionary	11.75%
Consumer Staples	7.12%
Energy	9.30%
Financials	18.81%
Healthcare	9.98%
Industrials	16.05%
Information Technology	4.67%
Materials	1.54%
Real Estate	1.18%
Telecommunication Service	9.77%
Utilities	8.62%
Total	98.79%

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.82%
Communication Services – 5.79%
AT&T	78,000	$2,414,880
Verizon Communications	42,400	2,424,856

		4,839,736
Consumer Discretionary – 6.16%
Dollar Tree †	24,000	2,670,720
Lowe’s	21,900	2,477,766

		5,148,486
Consumer Staples – 6.11%
Archer-Daniels-Midland	57,500	2,564,500

Mondelez International Class A	50,000	2,542,500

		5,107,000
Energy – 11.31%
ConocoPhillips	37,100	2,341,752
Halliburton	83,100	2,354,223
Marathon Oil	142,500	2,428,200
Occidental Petroleum	39,400	2,319,872

		9,444,047
Financials – 15.33%
Allstate	26,200	2,595,372
American International Group	55,400	2,635,378
Bank of New York Mellon	48,500	2,408,510
BB&T	51,700	2,647,040
Marsh & McLennan	26,700	2,517,543

		12,803,843
Healthcare – 23.89%
Abbott Laboratories	31,500	2,506,140
Cardinal Health	53,000	2,581,630
Cigna	14,753	2,343,366
CVS Health	46,100	2,506,919
Johnson & Johnson	18,300	2,583,960
Merck & Co.	30,800	2,424,268
Pfizer	58,211	2,363,949
Quest Diagnostics	27,500	2,650,450

		19,960,682
Industrials – 9.40%
Northrop Grumman	9,200	2,667,172
Raytheon	13,900	2,468,501
Waste Management	25,300	2,715,702

		7,851,375

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology – 11.85%
Broadcom	8,100	$2,579,040
Cisco Systems	44,500	2,489,775
Intel	44,600	2,276,384
Oracle	46,100	2,550,713

		9,895,912
Materials – 2.97%
DowDuPont	64,527	2,481,063

		2,481,063
Real Estate – 2.98%
Equity Residential	32,550	2,487,471

		2,487,471
Utilities – 3.03%
Edison International	39,700	2,531,669

		2,531,669
Total Common Stock (cost $71,543,855)		82,551,284

Short-Term Investments – 1.16%
Money Market Mutual Funds – 1.16%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	193,107	193,107
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	193,106	193,106
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	193,106	193,106
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	193,107	193,107
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	193,107	193,107
Total Short-Term Investments (cost $965,533)		965,533

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Schedules of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

Total Value of Securities – 99.98% (cost $72,509,388)	$83,516,817

† Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Security – 0.04%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.686% 9/26/33 ●	78,321	$85,240

Total Agency Asset-Backed Security (cost $77,688)		85,240

Agency Collateralized Mortgage Obligations – 2.99%
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 3.777% (LIBOR01M + 1.30%) 7/25/29 ●	33,089	33,196
Series 2017-C04 2M2 5.327% (LIBOR01M + 2.85%) 11/25/29 ●	90,000	93,622
Series 2018-C02 2M2 4.677% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	120,000	120,576
Series 2018-C03 1M2 4.627% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 ●	170,000	170,859
Series 2018-C05 1M2 4.827% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 ●	125,000	126,574
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	15,847	17,794
Fannie Mae REMICs
Series 2008-15 SB 4.123% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	15,432	2,501
Series 2011-118 DC 4.00% 11/25/41	214,748	222,449
Series 2012-44 IK 3.50% 12/25/31 S	31,453	3,004
Series 2012-128 IC 3.00% 11/25/32 S	339,551	42,713
Series 2012-128 IY 3.00% 11/25/32 S	319,616	41,894
Series 2012-139 NS 4.223% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	134,097	29,259
Series 2012-146 IO 3.50% 1/25/43 S	298,022	57,956
Series 2012-149 IC 3.50% 1/25/28 S	199,133	19,277

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-1 YI 3.00% 2/25/33 S	272,549	$35,157
Series 2013-7 EI 3.00% 10/25/40 S	77,941	8,473
Series 2013-26 ID 3.00% 4/25/33 S	47,159	5,961
Series 2013-35 IB 3.00% 4/25/33 S	192,507	24,569
Series 2013-35 IG 3.00% 4/25/28 S	137,052	11,479
Series 2013-38 AI 3.00% 4/25/33 S	45,297	5,628
Series 2013-55 AI 3.00% 6/25/33 S	183,646	23,373
Series 2013-103 SK 3.443% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S●	224,045	42,758
Series 2015-89 AZ 3.50% 12/25/45	21,410	22,370
Series 2016-33 DI 3.50% 6/25/36 S	253,700	36,343
Series 2016-50 IB 3.00% 2/25/46 S	80,839	11,570
Series 2016-62 SA 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	319,109	64,459
Series 2016-74 GS 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	76,556	14,821
Series 2016-99 DI 3.50% 1/25/46 S	81,070	13,860
Series 2016-105 SA 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	166,997	30,371
Series 2017-11 EI 3.00% 3/25/42 S	223,432	25,358
Series 2017-12 JI 3.50% 5/25/40 S	65,686	6,842
Series 2017-15 NZ 3.50% 3/25/47	32,360	31,421
Series 2017-40 GZ 3.50% 5/25/47	51,475	51,052
Series 2017-61 TB 3.00% 8/25/44	45,000	42,753
Series 2017-88 EI 3.00% 11/25/47 S	217,065	29,864

(continues)                                              13

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-88 IE 3.00% 11/25/47 S	187,439	$25,445
Series 2017-99 IE 3.00% 12/25/47 S	262,600	36,140
Freddie Mac REMICs
Series 4050 EI 4.00% 2/15/39 S	117,380	8,125
Series 4109 AI 3.00% 7/15/31 S	254,810	22,516
Series 4121 AI 3.50% 10/15/42 S	274,718	53,890
Series 4135 AI 3.50% 11/15/42 S	3,655,676	665,230
Series 4146 IA 3.50% 12/15/32 S	107,128	16,080
Series 4150 IO 3.50% 1/15/43 S	311,427	56,415
Series 4150 UI 3.50% 8/15/32 S	123,426	11,362
Series 4161 IM 3.50% 2/15/43 S	53,229	10,558
Series 4181 DI 2.50% 3/15/33 S	71,852	8,371
Series 4185 LI 3.00% 3/15/33 S	49,473	6,237
Series 4186 IB 3.00% 3/15/33 S	158,460	19,933
Series 4186 JI 3.00% 3/15/33 S	215,554	22,898
Series 4188 JI 3.00% 4/15/33 S	221,277	23,654
Series 4191 CI 3.00% 4/15/33 S	49,253	6,243
Series 4218 AI 3.00% 6/15/33 S	184,749	24,089
Series 4494 SA 3.707% (6.18% minus LIBOR01M, Cap 6.18%) 7/15/45 S●	57,130	10,909
Series 4543 HI 3.00% 4/15/44 S	70,325	10,473
Series 4618 SA 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	82,132	16,805
Series 4623 MS 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S●	79,351	14,464
Series 4625 BI 3.50% 6/15/46 S	249,451	45,244

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4627 PI 3.50% 5/15/44 S	292,828	$34,431
Series 4648 SA 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	187,577	35,528
Series 4655 WI 3.50% 8/15/43 S	152,570	19,254
Series 4657 PS 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S●	151,969	28,350
Series 4663 AI 3.00% 3/15/42 S	141,684	17,782
Series 4663 HZ 3.50% 3/15/47	1,094,886	1,056,164
Series 4667 LI 3.50% 10/15/43 S	74,842	9,845
Series 4673 WI 3.50% 9/15/43 S	620,442	70,640
Series 4676 KZ 2.50% 7/15/45	52,561	46,514
Series 4703 CI 3.50% 7/15/42 S	226,275	20,322
Freddie Mac Strips
Series 304 C38 3.50% 12/15/27 S	113,204	9,291
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.727% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	250,000	267,520
Series 2017-DNA3 M2 4.977% (LIBOR01M + 2.50%) 3/25/30 ●	500,000	515,396
Series 2017-HQA3 M2 4.827% (LIBOR01M + 2.35%) 4/25/30 ●	500,000	509,602
Series 2018-HQA1 M2 4.777% (LIBOR01M + 2.30%) 9/25/30 ●	185,000	186,636
GNMA
Series 2011-157 SG 4.119% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	199,955	40,850
Series 2012-108 KI 4.00% 8/16/42 S	413,406	77,063
Series 2013-113 LY 3.00% 5/20/43	22,000	21,388

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-74 CI 3.00% 10/16/39 S	132,509	$14,738
Series 2015-111 IH 3.50% 8/20/45 S	255,465	30,718
Series 2015-142 AI 4.00% 2/20/44 S	37,811	3,791
Series 2016-75 JI 3.00% 9/20/43 S	708,277	75,863
Series 2016-89 QS 3.569% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	128,569	23,818
Series 2016-108 SK 3.569% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S●	211,522	44,213
Series 2016-156 PB 2.00% 11/20/46	47,000	38,977
Series 2016-161 MI 3.00% 3/20/46 S	119,826	13,838
Series 2016-163 XI 3.00% 10/20/46 S	189,845	22,107
Series 2016-171 IO 3.00% 7/20/44 S	402,467	42,344
Series 2016-172 IO 3.00% 4/20/46 S	143,579	16,516
Series 2017-11 IM 3.00% 5/20/42 S	628,775	55,590
Series 2017-56 JZ 3.00% 4/20/47	3,185	2,931
Series 2017-101 AI 4.00% 7/20/47 S	120,776	17,862
Series 2017-101 TI 4.00% 3/20/44 S	173,862	19,473
Series 2017-130 YJ 2.50% 8/20/47	40,000	37,413
Series 2017-134 ES 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	317,266	57,058
Series 2017-141 JS 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	197,758	39,305
Series 2017-144 EI 3.00% 12/20/44 S	315,340	33,994
Series 2018-1 ST 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	590,816	114,185
Series 2018-11 AI 3.00% 1/20/46 S	188,401	24,210

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-13 PZ 3.00% 1/20/48	57,099	$53,248
Series 2018-14 ZE 3.50% 1/20/48	31,340	30,191
Series 2018-24 HZ 3.00% 2/20/48	26,925	24,616
Series 2018-34 TY 3.50% 3/20/48	45,000	45,498
Series 2018-37 SA 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	201,452	40,361
Series 2018-46 AS 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	713,988	151,985

Total Agency Collateralized Mortgage Obligations (cost $6,804,863)		6,676,656

Agency Commercial Mortgage-Backed Securities – 2.12%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 t	1,095,000	1,079,885
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.687% 4/25/20 #●	95,000	96,961
Series 2010-K8 B 144A 5.445% 9/25/43 #●	1,000,000	1,023,106
Series 2011-K11 B 144A 4.566% 12/25/48 #●	730,000	745,843
Series 2011-K14 B 144A 5.354% 2/25/47 #●	50,000	52,035
Series 2011-K15 B 144A 5.116% 8/25/44 #●	150,000	156,324
Series 2012-K22 B 144A 3.812% 8/25/45 #●	60,000	61,394
Series 2013-K25 C 144A 3.743% 11/25/45 #●	280,000	282,250
Series 2013-K33 B 144A 3.615% 8/25/46 #●	115,000	116,580
Series 2013-K712 B 144A 3.465% 5/25/45 #●	140,000	140,027
Series 2013-K713 B 144A 3.263% 4/25/46 #●	35,000	35,044
Series 2013-K713 C 144A 3.263% 4/25/46 #●	135,000	134,847
Series 2014-K717 B 144A 3.753% 11/25/47 #●	90,000	91,251

(continues)                                              15

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K717 C 144A 3.753% 11/25/47 #●	40,000	$40,302
Series 2015-K48 B 144A 3.762% 8/25/48 #●	200,000	199,299
Series 2016-K53 B 144A 4.156% 3/25/49 #●	15,000	15,333
Series 2016-K722 B 144A 3.97% 7/25/49 #●	370,000	374,808
Series 2017-K71 B 144A 3.882% 11/25/50 #●	80,000	79,748

Total Agency Commercial Mortgage-Backed Securities (cost $4,729,923)		4,725,037

Agency Mortgage-Backed Securities – 10.87%
Fannie Mae
3.00% 2/1/57	230,839	227,159
Fannie Mae ARM
4.24% (LIBOR12M + 1.55%, Cap 9.623%) 8/1/34 ●	13,079	13,588
Fannie Mae FHAVA 4.50% 7/1/40	50,647	53,998
Fannie Mae S.F. 30 yr
3.00% 10/1/46	1,444,540	1,430,017
3.00% 4/1/47	181,430	179,577
3.50% 3/1/48	616,607	623,216
3.50% 7/1/48	2,258,000	2,281,629
4.50% 11/1/39	45,742	48,605
4.50% 6/1/40	50,729	53,820
4.50% 8/1/40	11,911	12,637
4.50% 8/1/41	56,518	60,087
4.50% 10/1/43	1,243,577	1,319,716
4.50% 10/1/44	26,911	28,342
4.50% 3/1/46	19,538	20,600
4.50% 5/1/46	517,012	544,066
4.50% 7/1/46	162,324	170,806
5.00% 1/1/40	595,515	645,446
5.00% 6/1/44	145,168	157,253
5.00% 7/1/47	233,681	251,375
5.50% 5/1/44	2,600,763	2,862,627
5.50% 8/1/48	181,454	197,096
6.00% 6/1/41	411,925	460,536
6.00% 7/1/41	1,374,000	1,536,964
6.00% 1/1/42	340,780	381,201
Freddie Mac S.F. 30 yr
3.00% 12/1/48	4,906,615	4,851,253

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 4/1/39	6,611	$7,029
4.50% 5/1/40	256,740	273,056
4.50% 3/1/42	48,202	51,266
4.50% 7/1/42	64,003	68,064
4.50% 8/1/42	1,653,569	1,758,491
4.50% 12/1/43	43,561	46,145
4.50% 8/1/44	78,625	83,094
4.50% 8/1/48	1,700,939	1,793,494
5.50% 6/1/41	393,393	435,481
6.00% 7/1/40	967,488	1,074,789
GNMA I S.F. 30 yr
5.50% 2/15/41	27,372	30,252
GNMA II S.F. 30 yr
5.50% 5/20/37	14,597	15,550
6.00% 2/20/39	16,111	17,217
6.00% 10/20/39	70,266	78,748
6.00% 2/20/40	68,383	73,869
6.00% 4/20/46	21,750	24,381

Total Agency Mortgage-Backed Securities (cost $24,233,993)		24,242,540

Collateralized Debt Obligations – 3.92%
AMMC CLO 21
Series 2017-21A A 144A 3.826% (LIBOR03M + 1.25%) 11/2/30 #●	250,000	249,875
AMMC CLO 22
Series 2018-22A A 144A 3.61% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #●	250,000	246,609
Apex Credit CLO 2017
Series 2017-1A A1 144A 4.051% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	295,000	294,911
Apex Credit CLO 2018
Series 2018-1A A2 144A 3.61% (LIBOR03M + 1.03%) 4/25/31 #●	1,800,000	1,775,669
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.687% (LIBOR03M + 1.09%) 1/15/31 #●	350,000	345,081
Battalion CLO XII
Series 2018-12A A1 144A 3.753% (LIBOR03M + 1.07%, Floor 1.07%) 5/17/31 #●	700,000	686,906

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
CFIP CLO
Series 2017-1A A 144A 3.821% (LIBOR03M + 1.22%) 1/18/30 #●	500,000	$499,159
ECP CLO
Series 2015-7A A1R 144A 3.732% (LIBOR03M + 1.14%) 4/22/30 #●	700,000	689,725
Mariner CLO 5
Series 2018-5A A 144A 3.69% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	400,000	394,455
Midocean Credit CLO IX
Series 2018-9A A1 144A 3.742% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #●	250,000	246,731
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.794% (LIBOR03M + 1.15%) 2/20/31 #●	250,000	247,634
MP CLO IV
Series 2013-2A ARR 144A 3.86% (LIBOR03M + 1.28%) 7/25/29 #●	250,000	249,963
Northwoods Capital XVII
Series 2018-17A A 144A 3.652% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	400,000	393,206
Oaktree CLO
Series 2014-1A A1R 144A 3.978% (LIBOR03M + 1.29%) 5/13/29 #●	350,000	350,298
OCP CLO
Series 2017-13A A1A 144A 3.857% (LIBOR03M + 1.26%) 7/15/30 #●	250,000	249,446
OZLM XVIII
Series 2018-18A A 144A 3.617% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/31 #●	350,000	344,228
Saranac CLO VII
Series 2014-2A A1AR 144A 3.874% (LIBOR03M + 1.23%) 11/20/29 #●	250,000	247,741

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Shackleton CLO
Series 2013-3A AR 144A 3.717% (LIBOR03M + 1.12%, Floor 1.12%) 7/15/30 #●	250,000	$247,939
Steele Creek CLO
Series 2017-1A A 144A 3.847% (LIBOR03M + 1.25%) 1/15/30 #●	250,000	249,414
Venture 31 CLO
Series 2018-31A A1 144A 3.622% (LIBOR03M + 1.03%, Floor 1.03%) 4/20/31 #●	400,000	393,549
Venture CDO
Series 2016-25A A1 144A 4.082% (LIBOR03M + 1.49%) 4/20/29 #●	100,000	100,034
Venture XXII CLO
Series 2015-22A AR 144A 3.677% (LIBOR03M + 1.08%) 1/15/31 #●	250,000	247,288

Total Collateralized Debt Obligations (cost $8,844,928)		8,749,861

Convertible Bond – 0.02%
GAIN Capital Holdings 5.00% exercise price $8.20, maturity date 8/15/22	58,000	55,137

Total Convertible Bond (cost $58,863)		55,137

Corporate Bonds – 39.83%
Banking – 7.77%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	200,000	164,035
Banco de Credito e
Inversiones 144A 3.50% 10/12/27 #	200,000	196,675
Banco Santander
3.848% 4/12/23	200,000	204,186
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	153,075
144A 5.95% 10/1/28 #µ	200,000	210,600
Bank of America
3.458% 3/15/25 µ	725,000	732,829
Bank of China 144A
5.00% 11/13/24 #	200,000	211,856
Bank of Montreal
3.30% 2/5/24	490,000	496,119
Barclays 8.00%µY	200,000	211,000

(continues)                                              17

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
BB&T 3.875% 3/19/29	130,000	$132,626
BBVA Bancomer 144A
5.125% 1/18/33 #µ	200,000	190,250
BOC Aviation 144A
2.375% 9/15/21 #	200,000	195,512
Branch Banking & Trust
2.85% 4/1/21	500,000	501,438
Citibank 3.40% 7/23/21	250,000	253,753
Citigroup 3.783% (LIBOR03M + 1.10%) 5/17/24 ●	95,000	95,958
Citizens Bank
2.55% 5/13/21	250,000	248,941
Citizens Financial Group
4.30% 12/3/25	115,000	118,860
Compass Bank
2.875% 6/29/22	250,000	249,038
3.875% 4/10/25	250,000	250,715
Credit Suisse Group
144A 3.869% 1/12/29 #µ	705,000	700,320
144A 6.25%#µY	200,000	204,544
144A 7.25%#µY	200,000	208,075
144A 7.50%#µY	200,000	209,878
DBS Group Holdings 144A
4.52% 12/11/28 #µ	275,000	285,846
Fifth Third Bancorp
3.65% 1/25/24	35,000	35,991
3.95% 3/14/28	210,000	218,317
Fifth Third Bank
3.85% 3/15/26	250,000	256,386
Goldman Sachs Group
6.00% 6/15/20	650,000	672,360
ING Groep 6.875%µY	200,000	208,919
JPMorgan Chase & Co.
3.702% 5/6/30 µ	225,000	225,904
4.023% 12/5/24 µ	500,000	518,591
6.75%µY	205,000	227,232
KEB Hana Bank 144A
3.375% 1/30/22 #	250,000	252,686
KeyBank 3.40% 5/20/26	300,000	298,847
Morgan Stanley
3.958% (LIBOR03M + 1.22%) 5/8/24 ●	20,000	20,301
4.431% 1/23/30 µ	375,000	396,734
5.00% 11/24/25	440,000	474,932
5.50% 1/26/20	235,000	239,628
PNC Bank
2.70% 11/1/22	250,000	249,093
4.05% 7/26/28	250,000	262,041

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
3.45% 4/23/29	250,000	$252,687
Regions Financial
2.75% 8/14/22	75,000	74,639
3.80% 8/14/23	205,000	211,412
Royal Bank of Scotland Group
8.625%µY	600,000	646,500
Santander UK 144A
5.00% 11/7/23 #	510,000	531,293
State Street
3.10% 5/15/23	65,000	65,644
3.30% 12/16/24	105,000	107,187
SunTrust Bank
2.45% 8/1/22	115,000	113,904
3.00% 2/2/23	225,000	225,763
3.30% 5/15/26	200,000	198,109
SunTrust Banks
2.70% 1/27/22	55,000	54,807
4.00% 5/1/25	200,000	209,148
SVB Financial Group
3.50% 1/29/25	120,000	119,431
Turkiye Garanti Bankasi 144A
5.25% 9/13/22 #	200,000	187,516
UBS Group Funding Switzerland
6.875%µY	400,000	413,972
6.875% 12/29/49 µY	330,000	341,762
7.125%µY	200,000	210,500
US Bancorp
3.10% 4/27/26	140,000	139,210
3.375% 2/5/24	540,000	555,155
3.60% 9/11/24	40,000	41,333
3.95% 11/17/25	495,000	522,181
US Bank 3.40% 7/24/23	250,000	256,158
USB Capital IX 3.617%
(LIBOR03M + 1.02%)Y●	355,000	282,834
Wells Fargo Capital X
5.95% 12/15/36	55,000	62,039
Woori Bank 144A
4.75% 4/30/24 #	200,000	209,529
Zions Bancorp
3.35% 3/4/22	250,000	252,255
4.50% 6/13/23	55,000	57,276

		17,326,335

Basic Industry – 3.15%
BHP Billiton Finance
USA 144A 6.25% 10/19/75 #µ	400,000	418,806

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	$196,750
CK Hutchison International 17 144A 2.875% 4/5/22 #	200,000	199,035
CSN Resources 144A 7.625% 4/17/26 #	365,000	365,876
Cydsa 144A 6.25% 10/4/27 #	200,000	197,252
DowDuPont
4.725% 11/15/28	160,000	174,599
5.419% 11/15/48	405,000	468,721
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	198,259
Georgia-Pacific 8.00% 1/15/24	310,000	378,130
Hudbay Minerals 144A 7.625% 1/15/25 #	155,000	161,975
Israel Chemicals 144A 6.375% 5/31/38 #	425,000	466,697
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	310,000	329,181
Klabin Austria 144A 7.00% 4/3/49 #	200,000	200,240
Mexichem 144A 5.50% 1/15/48 #	200,000	191,252
OCP 144A 4.50% 10/22/25 #	200,000	199,180
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	185,080
RPM International 4.55% 3/1/29	245,000	250,663
SASOL Financing USA 5.875% 3/27/24	710,000	753,929
Starfruit Finco 144A 8.00% 10/1/26 #	500,000	514,375
Suzano Austria 144A 6.00% 1/15/29 #	200,000	214,500
Syngenta Finance 144A 3.933% 4/23/21 #	375,000	378,422
144A 4.441% 4/24/23 #	200,000	205,402
Vedanta Resources 144A 7.125% 5/31/23 #	200,000	195,850
Westlake Chemical 4.375% 11/15/47	195,000	176,954

		7,021,128

Brokerage – 0.78%
Charles Schwab 3.20% 1/25/28	75,000	74,750

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Charles Schwab
3.25% 5/21/21	100,000	$101,239
3.85% 5/21/25	105,000	110,343
E*TRADE Financial
3.80% 8/24/27	205,000	200,098
5.875%µY	160,000	165,600
Intercontinental Exchange
3.45% 9/21/23	55,000	56,273
3.75% 9/21/28	45,000	46,747
Jefferies Group
4.15% 1/23/30	135,000	125,842
6.45% 6/8/27	30,000	33,092
6.50% 1/20/43	110,000	114,843
Lazard Group
3.625% 3/1/27	10,000	9,786
3.75% 2/13/25	125,000	126,212
4.375% 3/11/29	165,000	168,663
4.50% 9/19/28	205,000	212,180
NFP 144A 6.875% 7/15/25 #	200,000	197,500

		1,743,168

Capital Goods – 1.94%
Allegion US Holding 3.55% 10/1/27	432,000	410,033
Ardagh Packaging
Finance 144A 6.00% 2/15/25 #	345,000	348,450
Ashtead Capital 144A 5.25% 8/1/26 #	430,000	448,813
Boise Cascade 144A 5.625% 9/1/24 #	180,000	180,900
CCL Industries 144A 3.25% 10/1/26 #	95,000	91,167
General Electric
2.10% 12/11/19	130,000	129,142
5.55% 5/4/20	10,000	10,253
6.00% 8/7/19	90,000	90,732
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	203,752
Ingersoll-Rand Luxembourg Finance
3.50% 3/21/26	80,000	80,522
3.80% 3/21/29	410,000	414,001
Martin Marietta Materials 4.25% 12/15/47	320,000	283,919
Northrop Grumman
2.55% 10/15/22	460,000	455,651
3.25% 8/1/23	25,000	25,316

(continues)                                              19

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
nVent Finance 4.55% 4/15/28	375,000	$376,509
Parker-Hannifin 3.30% 11/21/24	10,000	10,111
Standard Industries 144A 5.00% 2/15/27 #	400,000	394,000
United Rentals North America 5.875% 9/15/26	115,000	120,463
United Technologies
3.65% 8/16/23	50,000	51,254
4.125% 11/16/28	190,000	198,196

		4,323,184

Communications – 4.47%
American Tower Trust I 144A 3.07% 3/15/23 #	120,000	119,751
AT&T 4.35% 3/1/29	465,000	481,176
Charter Communications Operating
4.464% 7/23/22	910,000	944,556
5.05% 3/30/29	145,000	153,684
Comcast 3.70% 4/15/24	650,000	673,115
Crown Castle International
3.80% 2/15/28	495,000	494,403
4.30% 2/15/29	80,000	82,705
5.25% 1/15/23	150,000	161,146
CSC Holdings 144A 5.50% 4/15/27 #	200,000	206,526
Discovery Communications 5.20% 9/20/47	260,000	259,457
Fox 144A 5.576% 1/25/49 #	500,000	568,743
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,980
Level 3 Financing 5.375% 5/1/25	370,000	377,807
Millicom International Cellular 144A 6.25% 3/25/29 #	210,000	216,825
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	208,805
Rogers Communications 4.35% 5/1/49	210,000	212,706
SBA Tower Trust 144A 2.898% 10/15/19 #	60,000	59,940
Sirius XM Radio 144A 5.375% 4/15/25 #	125,000	128,594
Sprint 7.875% 9/15/23	223,000	232,477
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	224,675

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Telefonica Emisiones 5.52% 3/1/49	645,000	$693,239
Time Warner Cable 7.30% 7/1/38	360,000	421,842
Time Warner Entertainment 8.375% 3/15/23	185,000	217,094
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	200,000	192,010
Unitymedia 144A 6.125% 1/15/25 #	200,000	208,000
Verizon Communications
144A 4.016% 12/3/29 #	175,000	182,872
4.50% 8/10/33	505,000	542,453
4.522% 9/15/48	320,000	332,495
Viacom 4.375% 3/15/43	380,000	345,507
Virgin Media Secured Finance 144A 5.50% 8/15/26 #	200,000	205,506
Vodafone Group 7.00% 4/4/79 µ	130,000	136,813
Warner Media 4.85% 7/15/45	340,000	348,299
Zayo Group 144A 5.75% 1/15/27 #	240,000	244,200

		9,976,401

Consumer Cyclical – 2.50%
Atento Luxco 1 144A 6.125% 8/10/22 #	75,000	75,959
Best Buy 4.45% 10/1/28	180,000	183,751
Boyd Gaming 6.375% 4/1/26	230,000	242,937
Ford Motor Credit 5.729% (LIBOR03M + 3.14%) 1/7/22 ●	245,000	253,673
General Motors 6.75% 4/1/46	40,000	44,422
General Motors Financial
4.35% 4/9/25	445,000	454,300
5.10% 1/17/24	265,000	280,674
5.25% 3/1/26	440,000	466,060
GLP Capital 5.375% 4/15/26	180,000	190,541
Home Depot 4.50% 12/6/48	320,000	350,635
JD.com 3.125% 4/29/21	200,000	199,226
Lowe’s
4.05% 5/3/47	80,000	75,306
4.55% 4/5/49	370,000	376,018
Marriott International 4.50% 10/1/34	20,000	20,418

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Murphy Oil USA 5.625% 5/1/27	500,000	$522,500
Penn National Gaming 144A 5.625% 1/15/27 #	305,000	301,950
Prime Security Services Borrower 144A 9.25% 5/15/23 #	105,000	110,862
Resorts World Las Vegas 144A 4.625% 4/16/29 #	200,000	198,786
Royal Caribbean Cruises 3.70% 3/15/28	380,000	368,337
Sands China 5.125% 8/8/25	200,000	211,308
Scientific Games International
144A 8.25% 3/15/26 #	150,000	155,813
10.00% 12/1/22	139,000	146,819
Target 3.375% 4/15/29	205,000	208,058
Toyota Motor Credit 2.80% 7/13/22	140,000	141,089

		5,579,442

Consumer Non-Cyclical – 3.61%
AbbVie 4.25% 11/14/28	270,000	276,789
Altria Group 4.80% 2/14/29	265,000	275,068
Anheuser-Busch 144A 3.65% 2/1/26 #	275,000	276,429
Anheuser-Busch InBev Worldwide 4.75% 1/23/29	420,000	449,711
AstraZeneca 3.50% 8/17/23	305,000	312,854
BAT Capital
2.764% 8/15/22	375,000	369,977
3.222% 8/15/24	375,000	367,250
Becton Dickinson and Co. 3.363% 6/6/24	305,000	305,985
Bunge Finance 4.35% 3/15/24	270,000	274,704
Cigna
144A 3.487% (LIBOR03M + 0.89%) 7/15/23 #●	185,000	184,326
144A 4.125% 11/15/25 #	605,000	625,907
Conagra Brands
3.80% 10/22/21	100,000	102,065
4.60% 11/1/25	100,000	105,704
5.30% 11/1/38	325,000	336,491
CVS Health
4.30% 3/25/28	335,000	337,759
5.00% 12/1/24	375,000	399,173

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Eli Lilly & Co.
3.375% 3/15/29	120,000	$122,703
3.95% 3/15/49	80,000	81,392
Encompass Health 5.75% 11/1/24	100,000	101,750
IHS Markit
3.625% 5/1/24	85,000	85,378
4.25% 5/1/29	320,000	320,550
JBS Investments 144A 7.25% 4/3/24 #	200,000	207,970
JBS Investments II 144A 7.00% 1/15/26 #	200,000	208,600
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	208,550
Mars
144A 3.875% 4/1/39 #	70,000	69,697
144A 3.95% 4/1/49 #	305,000	301,973
MHP 144A 6.95% 4/3/26 #	200,000	191,515
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	130,883
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	189,000
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	345,000	362,901
Tenet Healthcare 5.125% 5/1/25	130,000	131,463
Thermo Fisher Scientific 3.00% 4/15/23	210,000	210,496
Zimmer Biomet Holdings 4.625% 11/30/19	120,000	121,161

		8,046,174

Electric – 4.94%
AES 5.50% 4/15/25	110,000	114,454
AES Andres 144A 7.95% 5/11/26 #	200,000	213,750
AES Gener
144A 5.25% 8/15/21 #	97,000	101,033
144A 7.125% 3/26/79 #µ	200,000	209,700
Atlantic City Electric 4.00% 10/15/28	210,000	222,516
Ausgrid Finance
144A 3.85% 5/1/23 #	245,000	249,968
144A 4.35% 8/1/28 #	170,000	175,829
Avangrid 3.15% 12/1/24	100,000	98,842
Berkshire Hathaway Energy 3.75% 11/15/23	195,000	202,340
Calpine 5.50% 2/1/24	240,000	239,100

(continues)                                              21

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
CenterPoint Energy
3.85% 2/1/24	150,000	$153,886
4.25% 11/1/28	175,000	182,306
6.125%µY	205,000	209,477
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	175,000	171,829
5.50% 8/15/24	270,000	295,043
ComEd Financing III 6.35% 3/15/33	60,000	62,324
Consumers Energy
3.80% 11/15/28	90,000	95,465
4.35% 4/15/49	70,000	76,854
Dominion Energy
3.90% 10/1/25	135,000	140,513
4.60% 3/15/49	260,000	269,550
DTE Electric 3.95% 3/1/49	540,000	551,254
DTE Energy 3.30% 6/15/22	115,000	116,081
Duke Energy Carolinas 3.95% 11/15/28	170,000	180,556
Duke Energy Ohio 3.65% 2/1/29	125,000	129,522
Emera 6.75% 6/15/76 µ	215,000	231,681
Entergy Louisiana
4.00% 3/15/33	85,000	89,276
4.05% 9/1/23	25,000	26,191
4.95% 1/15/45	10,000	10,466
Entergy Mississippi
2.85% 6/1/28	115,000	110,847
Evergy 4.85% 6/1/21	35,000	36,067
Exelon
3.497% 6/1/22	180,000	182,661
3.95% 6/15/25	150,000	156,086
FirstEnergy Transmission 144A 4.55% 4/1/49 #	90,000	92,232
Interstate Power & Light 4.10% 9/26/28	605,000	636,892
Israel Electric 144A 5.00% 11/12/24 #	200,000	213,428
Kallpa Generacion 144A 4.125% 8/16/27 #	200,000	198,702
Kansas City Power & Light 3.65% 8/15/25	220,000	227,673
LG&E & KU Energy 4.375% 10/1/21	165,000	169,768
Louisville Gas & Electric 4.25% 4/1/49	210,000	221,760
MidAmerican Energy 4.25% 7/15/49	390,000	417,297

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
2.85% 1/27/25	430,000	$428,921
4.75% 4/30/43 µ	70,000	68,741
5.25% 4/20/46 µ	60,000	61,201
Nevada Power 2.75% 4/15/20	225,000	225,193
New York State Electric & Gas 144A 3.25% 12/1/26 #	145,000	144,687
NextEra Energy Capital Holdings
2.90% 4/1/22	480,000	481,797
3.15% 4/1/24	240,000	241,039
5.65% 5/1/79 µ	55,000	55,995
NV Energy 6.25% 11/15/20	75,000	78,888
Oglethorpe Power 144A 5.05% 10/1/48 #	255,000	285,704
PacifiCorp 3.50% 6/15/29	35,000	35,758
Pennsylvania Electric 5.20% 4/1/20	15,000	15,304
Public Service Co. of Oklahoma 5.15% 12/1/19	100,000	101,415
Southern California Edison
4.20% 3/1/29	70,000	72,211
4.875% 3/1/49	165,000	175,639
Southwestern Electric Power 4.10% 9/15/28	540,000	566,186
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	70,000	71,947
Vistra Operations 144A 5.50% 9/1/26 #	425,000	438,813

		11,032,658

Energy – 4.68%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	211,500
ADES International Holding 144A 8.625% 4/24/24 #	200,000	202,500
Brooklyn Union Gas 144A 3.865% 3/4/29 #	540,000	558,837
Cheniere Energy Partners 5.25% 10/1/25	250,000	255,937
Continental Resources 3.80% 6/1/24	125,000	126,436
Enbridge
6.00% 1/15/77 µ	505,000	506,472
6.25% 3/1/78 µ	90,000	91,463

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enbridge Energy Partners
4.375% 10/15/20	45,000	$45,916
5.20% 3/15/20	25,000	25,517
5.50% 9/15/40	75,000	84,196
Energy Transfer Operating
5.25% 4/15/29	185,000	199,390
6.25% 4/15/49	140,000	157,719
6.625%µY	230,000	218,894
Energy Transfer Partners 5.00% 10/1/22	340,000	358,063
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	203,678
Geopark 144A 6.50% 9/21/24 #	200,000	203,000
Husky Energy 4.40% 4/15/29	320,000	326,029
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	200,000	171,800
KazMunayGas National 144A 6.375% 10/24/48 #	200,000	222,080
Marathon Oil 4.40% 7/15/27	455,000	471,033
MPLX
4.80% 2/15/29	195,000	207,519
4.875% 12/1/24	255,000	272,447
5.50% 2/15/49	80,000	86,553
Murphy Oil 6.875% 8/15/24	185,000	193,982
Newfield Exploration 5.75% 1/30/22	335,000	357,456
NiSource 5.65%µY	200,000	200,872
Noble Energy
3.90% 11/15/24	200,000	204,313
4.95% 8/15/47	70,000	71,995
5.05% 11/15/44	65,000	67,295
Oasis Petroleum 144A 6.25% 5/1/26 #	125,000	121,563
Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	218,000
ONEOK 7.50% 9/1/23	220,000	254,404
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	207,758
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	197,410
Petrobras Global Finance
6.90% 3/19/49	135,000	135,336
7.375% 1/17/27	180,000	200,880
Petroleos Mexicanos 6.75% 9/21/47	120,000	110,820

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	315,000	$345,600
5.75% 5/15/24	614,000	674,225
Saudi Arabian Oil 144A 4.25% 4/16/39 #	220,000	215,124
Schlumberger Holdings 144A 4.30% 5/1/29 #	445,000	459,890
Southwestern Energy 7.75% 10/1/27	175,000	178,063
Tecpetrol 144A 4.875% 12/12/22 #	185,000	167,194
Transocean Proteus 144A 6.25% 12/1/24 #	200,000	206,500
Tullow Oil 144A 7.00% 3/1/25 #	200,000	204,500
Whiting Petroleum 6.625% 1/15/26	205,000	204,748
YPF 144A 48.75% (BADLARPP + 4.00%) 7/7/20 #•	125,000	41,489

		10,446,396

Finance Companies – 0.82%
AerCap Ireland Capital
3.65% 7/21/27	250,000	238,035
4.45% 4/3/26	150,000	152,286
Aviation Capital Group
144A 4.375% 1/30/24 #	250,000	256,629
144A 4.875% 10/1/25 #	185,000	194,878
Avolon Holdings Funding
144A 3.625% 5/1/22 #	65,000	65,215
144A 3.95% 7/1/24 #	255,000	253,756
144A 4.375% 5/1/26 #	135,000	134,371
GE Capital International Funding Co. Unlimited 4.418% 11/15/35	200,000	186,768
International Lease Finance 8.625% 1/15/22	300,000	340,541

		1,822,479

Insurance – 1.70%
Acrisure 144A 7.00% 11/15/25 #	73,000	66,430
AssuredPartners 144A 7.00% 8/15/25 #	112,000	106,400
AXA Equitable Holdings 5.00% 4/20/48	600,000	596,425
Berkshire Hathaway Finance 2.90% 10/15/20	65,000	65,440

(continues)                                              23

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
Brighthouse Financial
3.70% 6/22/27	275,000	$254,760
4.70% 6/22/47	215,000	176,966
Harborwalk Funding Trust 144A 5.077% 2/15/69 #µ	140,000	147,842
Liberty Mutual Group 144A 4.569% 2/1/29 #	25,000	26,270
Marsh & McLennan 4.375% 3/15/29	465,000	497,483
Nuveen Finance 144A 4.125% 11/1/24 #	460,000	484,434
Progressive 4.00% 3/1/29	205,000	218,018
Prudential Financial
4.35% 2/25/50	395,000	415,669
5.375% 5/15/45 µ	85,000	86,846
USI 144A 6.875% 5/1/25 #	190,000	189,763
Voya Financial 4.70% 1/23/48 µ	205,000	180,569
Willis North America 4.50% 9/15/28	90,000	93,841
XLIT
5.054% (LIBOR03M + 2.46%)Y●	45,000	43,840
5.50% 3/31/45	130,000	144,112

		3,795,108

REITs – 0.65%
Corporate Office Properties
3.60% 5/15/23	45,000	44,553
5.25% 2/15/24	55,000	58,007
ESH Hospitality 144A 5.25% 5/1/25 #	535,000	538,344
Growthpoint Properties International 144A 5.872% 5/2/23 #	200,000	206,168
Hospitality Properties Trust 4.50% 3/15/25	65,000	65,871
Host Hotels & Resorts
3.75% 10/15/23	135,000	135,582
3.875% 4/1/24	65,000	65,322
Kilroy Realty 3.45% 12/15/24	135,000	134,640
LifeStorage 3.50% 7/1/26	100,000	96,606
UDR 4.00% 10/1/25	40,000	41,147
WP Carey 4.60% 4/1/24	55,000	57,247

		1,443,487

Technology – 1.81%
Baidu 3.875% 9/29/23	200,000	204,041

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.125% 4/15/21 #	730,000	$729,629
3.50% 1/15/28	240,000	221,432
144A 4.25% 4/15/26 #	160,000	158,422
CommScope Technologies 144A 5.00% 3/15/27 #	255,000	238,744
Equinix 5.375% 5/15/27	280,000	297,108
Fiserv 3.80% 10/1/23	80,000	82,659
KLA-Tencor 4.10% 3/15/29	135,000	138,871
Marvell Technology Group 4.875% 6/22/28	340,000	355,616
NXP
144A 4.125% 6/1/21 #	435,000	444,052
144A 4.875% 3/1/24 #	625,000	662,075
Oracle 2.40% 9/15/23	305,000	300,568
Tencent Holdings 144A 3.975% 4/11/29 #	200,000	201,866

		4,035,083

Transportation – 0.74%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	340,000	318,258
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	200,000	184,000
Avis Budget Car Rental 144A 6.375% 4/1/24 #	58,000	60,537
FedEx 4.05% 2/15/48	315,000	282,374
International Airport Finance 144A 12.00% 3/15/33 #	205,000	221,093
Latam Finance 144A 7.00% 3/1/26 #	200,000	205,250
Norfolk Southern 3.80% 8/1/28	190,000	196,705
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	23,348	23,948
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	56,101	56,864
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 8/25/31 ♦	100,000	102,905

		1,651,934

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities – 0.27%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	$201,700
KazTransGas JSC 144A 4.375% 9/26/27 #	400,000	396,412

		598,112

Total Corporate Bonds (cost $87,198,301)		88,841,089

Loan Agreements – 6.36%
Acrisure Tranche B 1st Lien 6.879% (LIBOR03M + 4.25%) 11/22/23 ●	157,995	157,863
Alpha 3 Tranche B1 1st Lien 5.601% (LIBOR03M + 3.00%) 1/31/24 ●	44,328	44,245
Altice France Tranche B11 1st Lien 5.233% (LIBOR01M + 2.75%) 7/31/25 ●	117,228	114,297
Altice France Tranche B13 1st Lien 6.473% (LIBOR01M + 4.00%) 8/14/26 ●	34,825	34,303
AMC Entertainment Holdings Tranche B1 1st Lien 7.197% (LIBOR03M + 4.50%) 4/22/26 ●	200,000	200,749
American Airlines Tranche B 1st Lien 4.473% (LIBOR01M + 2.00%) 12/14/23 ●	399,375	396,712
Applied Systems 2nd Lien 9.483% (LIBOR01M + 7.00%) 9/19/25 ●	225,000	229,570
Aramark Services Tranche B3 1st Lien 4.233% (LIBOR01M + 1.75%) 3/11/25 ●	69,950	69,979
AssuredPartners Tranche B 1st Lien 5.733% (LIBOR01M + 3.25%) 10/22/24 ●	113,099	112,562
Avis Budget Car Rental Tranche B 1st Lien 4.49% (LIBOR01M + 2.00%) 2/13/25 =●	63,777	63,235
Bausch Health Americas Tranche B 1st Lien 5.474% (LIBOR01M + 3.00%) 6/1/25 ●	95,810	96,207
Blue Ribbon 1st Lien 6.493% (LIBOR01M + 4.00%) 11/13/21 ●	108,909	97,610

	Principal amount°	Value (US $)
Loan Agreements (continued)
Boxer Parent Tranche B 1st Lien 6.851% (LIBOR03M + 4.25%) 10/2/25 ●	147,630	$146,929
Builders FirstSource 1st Lien 5.601% (LIBOR03M + 3.00%) 2/29/24 ●	58,115	57,479
BWAY Holding Tranche B 1st Lien 5.854% (LIBOR03M + 3.25%) 4/3/24 ●	199,102	197,062
Calpine Tranche B9 1st Lien 5.34% (LIBOR03M + 2.75%) 4/1/26 ●	50,000	50,214
Change Healthcare Holdings Tranche B 1st Lien 5.233% (LIBOR01M + 2.75%) 3/1/24 ●	30,091	30,120
Charter Communications Operating Tranche B 1st Lien 4.49% (LIBOR01M + 2.00%) 4/30/25 ●	103,576	103,964
Chemours Tranche B2 1st Lien 4.24% (LIBOR01M + 1.75%) 4/3/25 ●	170,805	170,355
CityCenter Holdings Tranche B 1st Lien 4.733% (LIBOR01M + 2.25%) 4/18/24 ●	242,009	242,052
Core & Main Tranche B 1st Lien 5.626% (LIBOR03M + 3.00%) 8/1/24 ●	143,546	144,128
CROWN Americas Tranche B 1st Lien 4.482% (LIBOR01M + 2.00%) 4/3/25 ●	163,968	165,313
CSC Holdings Tranche B 1st Lien 4.973% (LIBOR01M + 2.50%) 1/25/26 ●	64,350	64,430
Datto 1st Lien 6.733% (LIBOR01M + 4.25%) 4/2/26 =●	75,000	75,844
DaVita Tranche B 1st Lien 5.233% (LIBOR01M + 2.75%) 6/24/21 ●	135,817	136,326
Deerfield Dakota Holding Tranche B 1st Lien 5.733% (LIBOR01M + 3.25%) 2/13/25 ●	85,140	84,519
Delek US Holdings Tranche B 1st Lien 4.733% (LIBOR01M + 2.25%) 3/30/25 ●	84,150	84,220

(continues)                                              25

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Loan Agreements (continued)
Digicel International Finance Tranche B 1st Lien 5.88% (LIBOR03M + 3.25%) 5/27/24 ●	98,451	$88,483
Drive Chassis Holdco 2nd Lien 10.834% (LIBOR03M + 8.25%) 4/16/26 ●	90,000	86,625
DTZ US Borrower Tranche B 1st Lien 5.733% (LIBOR01M + 3.25%) 8/21/25 ●	64,675	64,823
Edgewater Generation Tranche B 1st Lien 6.233% (LIBOR01M + 3.75%) 12/13/25 ●	49,875	50,156
Envision Healthcare Tranche B 1st Lien 6.233% (LIBOR01M + 3.75%) 10/11/25 ●	111,720	108,128
Equitrans Midstream Tranche B 1st Lien 6.983% (LIBOR01M + 4.50%) 1/31/24 ●	61,845	62,309
ESH Hospitality Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 8/30/23 ●	231,603	231,372
ExamWorks Group Tranche B1 1st Lien 5.733% (LIBOR01M + 3.25%) 7/27/23 ●	161,355	161,733
Flying Fortress Holdings Tranche B 1st Lien 4.351% (LIBOR03M + 1.75%) 10/30/22 ●	150,000	150,422
Gardner Denver Tranche B1 1st Lien 5.233% (LIBOR01M + 2.75%) 7/30/24 ●	37,357	37,484
Gates Global Tranche B2 1st Lien 5.233% (LIBOR01M + 2.75%) 3/31/24 ●	88,763	89,041
GIP III Stetson I Tranche B 1st Lien 6.73% (LIBOR01M + 4.25%) 7/18/25 ●	48,312	48,509
Gray Television Tranche B2 1st Lien 4.727% (LIBOR01M + 2.25%) 2/7/24 ●	107,721	107,676
Greenhill & Co. Tranche B 1st Lien 5.732% (LIBOR01M + 3.25%) 4/12/24 ●	55,000	55,069

	Principal amount°	Value (US $)
Loan Agreements (continued)
Grizzly Finco Tranche B 1st Lien 5.85% (LIBOR03M + 3.25%) 10/1/25 ●	24,875	$24,994
GVC Holdings Tranche B2 1st Lien 4.983% (LIBOR01M + 2.50%) 3/16/24 ●	136,620	136,734
HCA Tranche B10 1st Lien 4.483% (LIBOR01M + 2.00%) 3/13/25 ●	356,400	357,365
Heartland Dental 1st Lien 6.233% (LIBOR01M + 3.75%) 4/30/25 ●	124,339	122,655
Hilton Worldwide Finance Tranche B2 1st Lien 4.227% (LIBOR01M + 1.75%) 10/25/23 ●	35,550	35,721
Hoya Midco Tranche B 1st Lien 5.983% (LIBOR01M + 3.50%) 6/30/24 ●	171,305	170,341
HUB International Tranche B 1st Lien 5.336% (LIBOR03M + 2.75%) 4/25/25 ●	198,500	196,779
Hyperion Insurance Group Tranche B 1st Lien 6.00% (LIBOR01M + 3.50%) 12/20/24 ●	158,878	159,275
INEOS US Finance Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 3/31/24 ●	390,063	389,136
IQVIA Tranche B3 1st Lien 4.233% (LIBOR01M + 1.75%) 6/11/25 ●	143,913	143,591
Iron Mountain Tranche B 1st Lien 4.233% (LIBOR01M + 1.75%) 1/2/26 ●	247,500	243,478
JBS USA LUX Tranche B 1st Lien 0.00% 4/25/26 ● X	25,000	25,085
JBS USA Tranche B 1st Lien 4.98% (LIBOR01M + 2.50%) 10/30/22 ●	90,643	90,797
Lucid Energy Group II Borrower 1st Lien 5.477% (LIBOR01M + 3.00%) 2/18/25 ●	54,644	53,620
LUX HOLDCO III 1st Lien 5.579% (LIBOR02M + 3.00%) 3/28/25 ●	45,540	45,635

	Principal amount°	Value (US $)
Loan Agreements (continued)
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 3/25/25 ●	143,155	$143,283
Microchip Technology 1st Lien 4.49% (LIBOR01M + 2.00%) 5/29/25 ●	141,762	142,205
Momentive Performance Materials USA Tranche B 1st Lien 0.00% 4/18/24 ● X	25,000	25,102
MPH Acquisition Holdings Tranche B 1st Lien 5.351% (LIBOR03M + 2.75%) 6/7/23 ●	95,244	94,456
NCI Building Systems Tranche B 1st Lien 6.547% (LIBOR03M + 3.75%) 4/12/25 ●	68,483	67,755
Neiman Marcus Group 1st Lien 5.724% (LIBOR01M + 3.25%) 10/25/20 ●	27,809	25,852
NFP Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 1/8/24 ●	128,359	126,901
ON Semiconductor Tranche B3 1st Lien 4.233% (LIBOR01M + 1.75%) 3/31/23 ●	74,909	74,710
Panther BF Aggregator 2 Tranche B 1st Lien 0.00% 4/30/26 ● X	15,000	15,065
Penn National Gaming Tranche B1 1st Lien 4.733% (LIBOR01M + 2.25%) 10/15/25 ●	199,500	199,886
Perstorp Holding Tranche B 1st Lien 0.00% 2/26/26 ● X	94,000	93,177
Plaskolite PPC Intermediate II 1st Lien 6.723% (LIBOR01M + 4.25%) 12/14/25 ●	61,845	62,077
PQ Tranche B 1st Lien 5.083% (LIBOR03M + 2.50%) 2/8/25 ●	166,581	166,730
Prestige Brands Tranche B5 1st Lien 4.483% (LIBOR01M + 2.00%) 1/26/24 ●	90,831	90,638

	Principal amount°	Value (US $)
Loan Agreements (continued)
Radiate Holdco Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 2/1/24 ●	111,999	$111,819
Refinitiv US Holdings Tranche B 1st Lien 6.233% (LIBOR01M + 3.75%) 10/1/25 ●	93,765	92,945
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.851% (LIBOR03M + 3.25%) 6/1/23 ●	378,835	378,409
Sable International Finance Tranche B4 1st Lien 5.733% (LIBOR01M + 3.25%) 1/31/26 ●	218,667	219,912
SBA Senior Finance II Tranche B 1st Lien 4.49% (LIBOR01M + 2.00%) 4/11/25 ●	183,613	182,781
Scientific Games International Tranche B5 1st Lien 5.233% (LIBOR01M + 2.75%) 8/14/24 ●	283,602	283,484
Sinclair Television Group Tranche B2 1st Lien 4.75% (LIBOR01M + 2.25%) 1/3/24 ●	145,862	146,043
Sprint Communications Tranche B 1st Lien 5.00% (LIBOR01M + 2.50%) 2/3/24 ●	493,333	479,767
5.50% (LIBOR01M + 3.00%) 2/3/24 =●	49,875	48,503
SS&C European Holdings Tranche B4 1st Lien 4.733% (LIBOR01M + 2.25%) 4/16/25 ●	47,330	47,444
SS&C Technologies Tranche B3 1st Lien 4.733% (LIBOR01M + 2.25%) 4/16/25 ●	66,212	66,371
Stars Group Holdings Tranche B 1st Lien 6.101% (LIBOR03M + 3.50%) 7/10/25 ●	171,536	172,565
Summit Materials Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 11/10/24 ●	98,750	98,781

(continues)                                              27

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Loan Agreements (continued)
Summit Midstream Partners Holdings Tranche B 1st Lien 8.483% (LIBOR01M + 6.00%) 5/21/22 ●	61,506	$61,377
Surgery Center Holdings 1st Lien 5.74% (LIBOR01M + 3.25%) 8/31/24 ●	222,180	219,764
Syneos Health Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 8/1/24 ●	108,095	107,985
Tecta America 1st Lien 6.983% (LIBOR01M + 4.50%) 11/21/25 =●	74,813	74,064
Telenet Financing USD Tranche AN 1st Lien 4.723% (LIBOR01M + 2.25%) 8/15/26 ●	120,000	119,805
Titan Acquisition Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 3/28/25 ●	161,619	155,861
TMS International Tranche B2 1st Lien 5.294% (LIBOR01M + 2.75%) 8/14/24 =●	50,755	50,817
TransDigm Tranche F 1st Lien 4.983% (LIBOR01M + 2.50%) 6/9/23 ●	179,550	179,225
Trident TPI Holdings 1st Lien 5.733% (LIBOR01M + 3.25%) 10/5/24 ●	60,908	59,690
Tronox Finance Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 9/22/24 ●	84,898	85,232
Ultimate Software Group 1st Lien 4.473% (LIBOR01M + 2.00%) 4/8/26 ●	175,000	176,531
Unitymedia Finance Tranche D 1st Lien 4.723% (LIBOR01M + 2.25%) 1/15/26 ●	40,000	39,981
Unitymedia Finance Tranche E 1st Lien 4.473% (LIBOR01M + 2.00%) 6/1/23 ●	175,000	174,795
UPC Financing Partnership Tranche AR 1st Lien 4.973% (LIBOR01M + 2.50%) 1/15/26 ●	15,646	15,669
Upfield USA Tranche B2 1st Lien 5.603% (LIBOR03M + 3.00%) 7/2/25 ●	106,198	105,401

	Principal amount°	Value (US $)
Loan Agreements (continued)
USI Tranche B 1st Lien 5.601% (LIBOR03M + 3.00%) 5/16/24 ●	327,605	$325,476
USIC Holdings 1st Lien 5.733% (LIBOR01M + 3.25%) 12/9/23 ●	135,477	134,461
Vantage Specialty Chemicals Tranche B 1st Lien 6.05% (LIBOR03M + 3.50%) 10/28/24 ●	21,047	20,810
Virgin Media Bristol Tranche K 1st Lien 4.973% (LIBOR01M + 2.50%) 1/15/26 ●	60,000	60,211
Vistra Operations Tranche B3 1st Lien 4.474% (LIBOR01M + 2.00%) 12/1/25 ●	322,563	323,436
Visual Comfort Group 1st Lien 5.483% (LIBOR01M + 3.00%) 2/28/24 =●	129,052	128,649
VVC Holding Tranche B 1st Lien 7.197% (LIBOR03M + 4.50%) 2/11/26 ●	200,000	201,562
Wand NewCo 3 Tranche B 1st Lien 5.977% (LIBOR01M + 3.50%) 2/5/26 ●	50,000	50,422
Wyndham Hotels & Resorts Tranche B 1st Lien 4.233% (LIBOR01M + 1.75%) 5/30/25 ●	74,625	74,638
Wynn Resorts Tranche B 1st Lien 4.76% (LIBOR01M + 2.25%) 10/30/24 ●	114,713	113,978
XPO Logistics Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 2/24/25 ●	210,000	209,387
Zayo Group Tranche B2 1st Lien 4.733% (LIBOR01M + 2.25%) 1/19/24 ●	196,000	196,260
Zekelman Industries 1st Lien 4.734% (LIBOR01M + 2.25%) 6/14/21 ●	165,758	165,945

Total Loan Agreements (cost $14,261,732)		14,195,416

	Principal amount°	Value (US $)
Municipal Bonds – 0.11%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	25,000	$23,751
California State (Build America Bonds) 7.55% 4/1/39	75,000	114,755
South Carolina Public Service Authority Series D 4.77% 12/1/45	30,000	33,292
Texas Water Development Board Series B 5.00% 10/15/46	55,000	64,138

Total Municipal Bonds (cost $234,608)		235,936

Non-Agency Asset-Backed Securities – 3.17%
American Express Credit Account Master Trust
Series 2017-5 A 2.853% (LIBOR01M + 0.38%) 2/18/25 ●	355,000	356,097
Series 2018-3 A 2.793% (LIBOR01M + 0.32%) 10/15/25 ●	165,000	164,638
Series 2019-1 A 2.87% 10/15/24	100,000	100,953
Barclays Dryrock Issuance Trust Series 2017-1 A 2.803% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	100,000	100,159
Chase Issuance Trust Series 2018-A1 A1 2.673% (LIBOR01M + 0.20%) 4/17/23 ●	530,000	530,041
Citibank Credit Card Issuance Trust Series 2017-A5 A5 3.107% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	100,000	100,696
Series 2017-A7 A7 2.844% (LIBOR01M + 0.37%) 8/8/24 ●	100,000	100,160
Series 2018-A2 A2 2.817% (LIBOR01M + 0.33%) 1/20/25 ●	275,000	274,697

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.241% 11/25/36 ●	300,000	$307,143
Discover Card Execution Note Trust Series 2017-A7 A7 2.833% (LIBOR01M + 0.36%) 4/15/25 ●	105,000	105,063
Series 2018-A2 A2 2.803% (LIBOR01M + 0.33%) 8/15/25 ●	305,000	304,027
Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	160,000	159,765
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	45,500	45,332
Mercedes-Benz Master Owner Trust Series 2017-BA A 144A 2.893% (LIBOR01M + 0.42%) 5/16/22 #●	500,000	500,834
Series 2018-BA A 144A 2.813% (LIBOR01M + 0.34%) 5/15/23 #●	100,000	100,084
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 3.107% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	55,000	55,116
Nissan Master Owner Trust Receivables Series 2017-C A 2.793% (LIBOR01M + 0.32%) 10/17/22 ●	265,000	265,226
Penarth Master Issuer Series 2018-2A A1 144A 2.93% (LIBOR01M + 0.45%) 9/18/22 #●	355,000	353,395
PFS Financing Series 2018-E A 144A 2.923% (LIBOR01M + 0.45%) 10/15/22 #●	505,000	505,036
Tesla Auto Lease Trust Series 2018-A B 144A 2.75% 2/20/20 #	675,000	674,422
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	41,326	40,972

(continues)                                              29

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust Series 2015-6 A1B 144A 2.75% 4/25/55 #●	48,435	$47,959
Series 2017-1 A1 144A 2.75% 10/25/56 #●	61,116	60,287
Series 2017-2 A1 144A 2.75% 4/25/57 #●	63,208	62,453
Series 2018-1 A1 144A 3.00% 1/25/58 #●	79,863	79,132
Toyota Auto Receivables Owner Trust Series 2019-B A2A 2.59% 2/15/22	420,000	419,995
Verizon Owner Trust Series 2018-1A A1B 144A 2.747% (LIBOR01M + 0.26%) 9/20/22 #●	225,000	225,097
Series 2019-A A1A 2.93% 9/20/23	520,000	524,656
Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.667% (LIBOR01M + 0.18%) 7/20/21 ●	168,024	168,105
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.973% (LIBOR01M + 0.50%) 11/15/22 #●	255,000	255,658
Wendys Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	79,000	78,339

Total Non-Agency Asset-Backed Securities (cost $7,035,923)		7,065,537

Non-Agency Collateralized Mortgage Obligations – 1.93%
Chase Home Lending Mortgage Trust Series 2019-ATR1 A4 144A 4.00% 4/25/49 #●	85,000	86,447
Connecticut Avenue Securities Trust Series 2019-R01 2M2 144A 4.927% (LIBOR01M + 2.45%) 7/25/31 #●	125,000	127,425
Flagstar Mortgage Trust Series 2018-1 A5 144A 3.50% 3/25/48 #●	102,386	102,191
Series 2018-5 A7 144A 4.00% 9/25/48 #●	89,318	90,332

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #●	69,483	$69,631
Holmes Master Issuer Series 2018-2A A2 144A 3.017% (LIBOR03M + 0.42%) 10/15/54 #●	200,000	199,833
JPMorgan Mortgage Trust Series 2014-2 B1 144A 3.411% 6/25/29 #●	62,126	62,495
Series 2014-2 B2 144A 3.411% 6/25/29 #●	62,126	62,151
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,014
Series 2015-4 B1 144A 3.624% 6/25/45 #●	91,131	92,046
Series 2015-4 B2 144A 3.624% 6/25/45 #●	91,131	90,952
Series 2015-5 B2 144A 3.283% 5/25/45 #●	94,497	93,758
Series 2015-6 B1 144A 3.611% 10/25/45 #●	90,263	91,300
Series 2015-6 B2 144A 3.611% 10/25/45 #●	90,263	90,644
Series 2016-4 B1 144A 3.841% 10/25/46 #●	93,641	95,644
Series 2016-4 B2 144A 3.841% 10/25/46 #●	93,641	95,125
Series 2017-1 B2 144A 3.549% 1/25/47 #●	100,010	98,381
Series 2017-2 A3 144A 3.50% 5/25/47 #●	45,611	45,380
Series 2018-3 A5 144A 3.50% 9/25/48 #●	246,666	247,132
Series 2018-4 A15 144A 3.50% 10/25/48 #●	154,412	154,947
Series 2018-6 1A4 144A 3.50% 12/25/48 #●	100,721	101,089
Series 2018-7FRB A2 144A 3.236% (LIBOR01M + 0.75%) 4/25/46 #●	109,582	109,395
Series 2019-2 A4 144A 4.00% 8/25/49 #●	387,111	392,948
Series 2019-LTV1 A3 144A 4.00% 6/25/49 #●	213,143	215,488

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	90,333	$91,066
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #●	27,826	27,872
Series 2015-1 B2 144A 3.877% 1/25/45 #●	40,346	40,914
Series 2015-2 B2 144A 3.742% 5/25/45 #●	337,778	340,365
Series 2017-4 A1 144A 3.50% 7/25/47 #●	80,518	80,263
Series 2017-5 B1 144A 3.878% 8/25/47 #●	244,772	248,315
Series 2018-5 A4 144A 3.50% 5/25/48 #●	131,257	131,533
Series 2018-8 A4 144A 4.00% 11/25/48 #●	216,813	219,988
Series 2019-CH1 A1 144A 4.00% 3/25/49 #●	204,180	210,385

Total Non-Agency Collateralized Mortgage Obligations (cost $4,271,377)		4,305,449

Non-Agency Commercial Mortgage-Backed Securities – 6.04%
BANK Series 2017-BNK4 XA 1.598% 5/15/50 ●	595,008	48,053
Series 2017-BNK5 A5 3.39% 6/15/60	225,000	228,537
Series 2017-BNK5 B 3.896% 6/15/60 ●	95,000	96,327
Series 2017-BNK7 A5 3.435% 9/15/60	190,000	193,571
Series 2017-BNK8 A4 3.488% 11/15/50	85,000	86,922
BBCMS Mortgage Trust Series 2018-C2 A5 4.314% 12/15/51	190,000	205,702
BENCHMARK Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51 ●	400,000	414,035
Series 2018-B6 A4 4.261% 10/10/51	280,000	302,964
Benchmark Mortgage Trust Series 2019-B9 A5 4.016% 3/15/52	565,000	599,648

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.786% 5/15/52	625,000	$649,173
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	185,000	192,849
Citigroup Commercial Mortgage Trust Series 2014-GC25 A4 3.635% 10/10/47	120,000	123,951
Series 2016-P3 A4 3.329% 4/15/49	308,000	312,374
Series 2017-C4 A4 3.471% 10/12/50	120,000	122,514
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	105,000	105,377
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	102,716
Series 2014-CR19 A5 3.796% 8/10/47	80,000	83,135
Series 2014-CR20 AM 3.938% 11/10/47	350,000	360,600
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	131,308
Series 2015-CR23 A4 3.497% 5/10/48	115,000	118,074
Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49 ♦	980,000	1,017,681
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	165,000	167,089
Series 2016-C1 B 4.195% 5/10/49 ●	25,000	25,799
Series 2016-C3 A5 2.89% 8/10/49	140,000	138,094
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	250,000	252,735
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	201,742
GS Mortgage Securities Trust Series 2010-C1 C 144A 5.635% 8/10/43 #●	100,000	102,213
Series 2014-GC24 A5 3.931% 9/10/47	215,000	225,090

(continues)                                              31

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2015-GC32 A4 3.764% 7/10/48	75,000	$78,128
Series 2017-GS5 A4 3.674% 3/10/50	175,000	181,133
Series 2017-GS5 XA 0.964% 3/10/50 ●	4,225,796	227,922
Series 2017-GS6 A3 3.433% 5/10/50	115,000	116,338
Series 2017-GS6 XA 1.192% 5/10/50 ●	3,373,359	235,338
Series 2018-GS9 A4 3.992% 3/10/51 ●	130,000	137,357
Series 2018-GS9 B 4.321% 3/10/51 ●	125,000	130,423
Series 2019-GC38 A4 3.968% 2/10/52	130,000	137,320
JPM-BB Commercial Mortgage Securities Trust Series 2015-C27 XA 1.45% 2/15/48 ●	2,867,717	130,725
Series 2015-C31 A3 3.801% 8/15/48	515,000	535,699
Series 2015-C33 A4 3.77% 12/15/48	255,000	265,662
JPM-DB Commercial Mortgage Securities Trust Series 2016-C4 A3 3.141% 12/15/49	1,490,000	1,491,460
Series 2017-C7 A5 3.409% 10/15/50	290,000	294,699
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11 E 5.748% 8/12/37 ●	20,000	20,332
Series 2013-LC11 B 3.499% 4/15/46	150,000	150,303
Series 2015-JP1 A5 3.914% 1/15/49	170,000	177,969
Series 2016-JP2 AS 3.056% 8/15/49	180,000	176,205
Series 2016-WIKI A 144A 2.798% 10/5/31 #	105,000	104,738
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	85,017
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	41,907	28,931

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley BAML Trust Series 2014-C17 A5 3.741% 8/15/47	100,000	$103,713
Series 2015-C26 A5 3.531% 10/15/48	120,000	123,086
Series 2016-C29 A4 3.325% 5/15/49	95,000	96,211
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	94,526
Series 2016-BNK2 A4 3.049% 11/15/49	120,000	119,298
Series 2018-L1 A4 4.407% 10/15/51	105,000	114,713
UBS Commercial Mortgage Trust Series 2018-C9 A4 4.117% 3/15/51 ●	225,000	238,781
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #●	150,000	152,192
Wells Fargo Commercial Mortgage Trust Series 2014-LC18 A5 3.405% 12/15/47	385,000	392,180
Series 2015-C30 XA 1.063% 9/15/58 ●	1,870,490	84,744
Series 2015-NXS3 A4 3.617% 9/15/57	80,000	82,449
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	150,178
Series 2016-BNK1 B 2.967% 8/15/49	30,000	28,811
Series 2017-C38 A5 3.453% 7/15/50	140,000	142,323
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	240,000	240,495

Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,469,538)		13,477,672

		Principal amount°	Value (US $)
Sovereign Bonds – 1.81%Δ
Argentina – 0.07%
Argentine Republic Government International Bond 5.625% 1/26/22		205,000	$160,720

			160,720

Brazil – 0.28%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/27	BRL	2,278,000	615,579

			615,579

Colombia – 0.20%
Colombian TES Series B 7.00% 6/30/32	COP	1,411,000,000	437,669

			437,669

Egypt – 0.43%
Egypt Government International Bond
144A 6.125% 1/31/22 #		545,000	552,142
144A 7.60% 3/1/29 #		200,000	202,020
144A 8.70% 3/1/49 #		200,000	206,809

			960,971

Ghana – 0.14%
Ghana Government International Bond 144A 7.875% 3/26/27 #		300,000	305,222

			305,222

Ivory Coast – 0.08%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	182,648

			182,648

Mexico – 0.12%
Mexican Bonos
7.75% 5/29/31	MXN	5,200,000	264,019

			264,019

Qatar – 0.09%
Qatar Government International Bond 144A 4.00% 3/14/29 #		200,000	208,610

			208,610

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Russia – 0.09%
Russian Foreign Bond – Eurobond 144A 4.25% 6/23/27 #	200,000	$201,585

		201,585

Senegal – 0.08%
Senegal Government International Bond 144A 6.75% 3/13/48 #	200,000	184,762

		184,762

Turkey – 0.07%
Turkey Government International Bond 5.75% 5/11/47	200,000	157,312

		157,312

Uruguay – 0.07%
Uruguay Government International Bond 4.375% 1/23/31	140,000	146,126

		146,126

Uzbekistan – 0.09%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	200,000	202,908

		202,908

Total Sovereign Bonds (cost $4,032,083)		4,028,131

Supranational Bank – 0.09%
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #	200,000	200,953

Total Supranational Bank (cost $196,148)		200,953

US Treasury Obligations – 15.47%
US Treasury Bonds 2.125% 3/31/24	19,715,000	19,571,372
2.25% 4/15/22	235,000	235,083
US Treasury Note 2.625% 2/15/29 ¥	14,545,000	14,696,984

Total US Treasury Obligations (cost $34,522,715)		34,503,439

(continues)                                             33

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Number of shares	Value (US $)
Convertible Preferred Stock – 0.09%
A Schulman 6.00% exercise price $52.33 Y	200	203,500

Total Convertible Preferred Stock (cost $207,750)		203,500

Preferred Stock – 0.11%
Bank of America 6.50%µY	185,000	202,751
Morgan Stanley 5.55%µY	40,000	40,889

Total Preferred Stock (cost $239,186)		243,640

Short-Term Investments – 6.38%
Money Market Mutual Funds – 4.39%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	1,957,561	1,957,561
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	1,957,561	1,957,561
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	1,957,561	1,957,561
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	1,957,561	1,957,561
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	1,957,561	1,957,561

		9,787,805

	Principal amount°
US Treasury Obligation – 1.99%≠
US Treasury Bill 1.00% 8/31/19	4,475,000	4,453,324

		4,453,324

Total Short-Term Investments (cost $14,241,815)		14,241,129

Total Value of Securities – 101.35% (cost $224,661,434)	$226,076,362

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of Rule 144A securities was $54,033,092, which represents 24.22% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019. Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Y	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after April 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
¥	Fully or partially pledged as collateral for futures contracts.

Unfunded Loan Commitments

The Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2019:

Borrower	Principal Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Heartland Dental Tranche DD 1st Lien 6.488% (LIBOR03M+3.75%) 4/30/25	$2,783	$2,783	$2,745	$(38)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
CITI	COP 953,395,060	USD (304,903)	6/14/19	$(10,719)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
151	US Treasury 10 yr Notes	$18,674,453	$18,484,962	6/19/19	$189,491	$35,391
74	US Treasury Long Bond	10,912,687	10,766,631	6/19/19	146,056	37,000

Total Futures Contracts			$29,251,593		$335,547	$72,391

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Sold/Moody’s Ratings:
MSCS-CMBX.NA.BBB-.6[5] 5/11/63-Monthly	890,000	3.00%	$(96,957)	$(104,532)	$7,575	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

(continues)                                              35

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(7,950).

5Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BA – Bank of America, N.A.

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BRL – Brazilian Real

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CITI – Citibank, N.A.

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgage-Backed Securities

Index North America

COP – Colombian Peso

DB – Deutsche Bank AG

FHAVA – Federal Housing Administration & Veterans

Administration

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

ICE – Intercontinental Exchange, Inc.

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCS – Morgan Stanley Capital Services LLC

MXN – Mexican Peso

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

USD – US Dollar

WF – Wells Fargo

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 89.20%
Automotive – 0.29%
Allison Transmission 144A 5.875% 6/1/29 #	238,000	$245,437

		245,437

Banking – 3.97%
Ally Financial 8.00% 11/1/31	320,000	411,200
Barclays 8.00%µY	430,000	453,650
Credit Suisse Group 144A 6.25%#µY	255,000	260,794
144A 7.50%#µY	200,000	209,878
Popular 6.125% 9/14/23	475,000	495,187
Royal Bank of Scotland Group 8.625%µY	605,000	651,887
Synovus Financial 5.90% 2/7/29 µ	195,000	199,875
UBS Group Funding
Switzerland 6.875% 12/29/49 µY	600,000	621,386

		3,303,857

Basic Industry – 11.95%
BMC East 144A 5.50% 10/1/24 #	290,000	292,537
Boise Cascade 144A 5.625% 9/1/24 #	400,000	402,000
Cleveland–Cliffs 5.75% 3/1/25	570,000	567,863
CSN Resources 144A 7.625% 4/17/26 #	430,000	431,032
First Quantum Minerals 144A 7.25% 5/15/22 #	280,000	284,200
144A 7.50% 4/1/25 #	205,000	198,850
Freeport-McMoRan 5.45% 3/15/43	480,000	435,600
6.875% 2/15/23	305,000	322,919
Hudbay Minerals 144A 7.625% 1/15/25 #	380,000	397,100
IAMGOLD 144A 7.00% 4/15/25 #	470,000	481,750
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	540,000	573,413
Lennar 5.00% 6/15/27	240,000	245,325
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	420,000	432,285
Novelis 144A 6.25% 8/15/24 #	240,000	250,500
Olin 5.00% 2/1/30	630,000	626,063
Standard Industries 144A 6.00% 10/15/25 #	785,000	823,434

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Steel Dynamics 5.00% 12/15/26	942,000	$972,615
Tronox Finance 144A 5.75% 10/1/25 #	410,000	401,800
Venator Finance 144A 5.75% 7/15/25 #	740,000	701,150
William Lyon Homes 6.00% 9/1/23	445,000	442,775
Zekelman Industries 144A 9.875% 6/15/23 #	630,000	666,619

		9,949,830

Capital Goods – 4.31%
Anixter 144A 6.00% 12/1/25 #	390,000	415,350
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	360,000	363,600
Bombardier 144A 7.50% 3/15/25 #	425,000	427,656
144A 7.875% 4/15/27 #	205,000	206,537
BWAY Holding 144A 7.25% 4/15/25 #	365,000	356,787
EnPro Industries 144A 5.75% 10/15/26 #	650,000	669,500
Intertape Polymer Group 144A 7.00% 10/15/26 #	375,000	384,375
TransDigm 144A 6.25% 3/15/26 #	455,000	474,906
6.375% 6/15/26	290,000	291,813

		3,590,524

Consumer Cyclical – 5.64%
AMC Entertainment Holdings 6.125% 5/15/27	805,000	753,681
Boyd Gaming 6.00% 8/15/26	575,000	599,437
Golden Nugget 144A 8.75% 10/1/25 #	523,000	549,150
M/I Homes 5.625% 8/1/25	410,000	404,363
MGM Resorts International 5.75% 6/15/25	385,000	409,063
Penske Automotive Group 5.50% 5/15/26	350,000	350,437
Scientific Games International 144A 8.25% 3/15/26 #	590,000	612,863
10.00% 12/1/22	553,000	584,106
William Carter 144A 5.625% 3/15/27 #	420,000	435,750

		4,698,850

(continues)                                              37

Schedules of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 1.89%
JBS USA 144A 5.75% 6/15/25 #	75,000	$77,250
144A 6.50% 4/15/29 #	285,000	302,813
144A 6.75% 2/15/28 #	380,000	403,275
Pilgrim’s Pride 144A 5.75% 3/15/25 #	390,000	397,800
Prestige Brands 144A 6.375% 3/1/24 #	380,000	394,250

		1,575,388

Energy – 13.89%
AmeriGas Partners 5.625% 5/20/24	250,000	261,875
5.875% 8/20/26	415,000	435,713
Cheniere Corpus Christi
Holdings 7.00% 6/30/24	410,000	460,737
Cheniere Energy Partners 5.25% 10/1/25	555,000	568,181
Chesapeake Energy 7.00% 10/1/24	170,000	168,672
8.00% 1/15/25	410,000	417,175
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	455,000	453,863
Diamond Offshore Drilling 7.875% 8/15/25	610,000	596,275
Ensco Rowan 7.75% 2/1/26	495,000	429,413
Genesis Energy 6.50% 10/1/25	680,000	685,100
Gulfport Energy 6.375% 1/15/26	625,000	542,187
Murphy Oil 6.875% 8/15/24	1,030,000	1,080,005
Murphy Oil USA 5.625% 5/1/27	700,000	731,500
Oasis Petroleum 144A 6.25% 5/1/26 #	435,000	423,037
Precision Drilling 144A 7.125% 1/15/26 #	720,000	727,200
Southwestern Energy 7.75% 10/1/27	745,000	758,037
Summit Midstream Holdings 5.75% 4/15/25	405,000	375,637
Sunoco 144A 6.00% 4/15/27 #	235,000	244,400
Targa Resources Partners 5.375% 2/1/27	470,000	479,400
5.875% 4/15/26	395,000	416,848
Transocean 144A 9.00% 7/15/23 #	595,000	638,881

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Whiting Petroleum 6.625% 1/15/26	669,000	$668,177

		11,562,313

Healthcare – 10.01%
Bausch Health 144A 5.50% 11/1/25 #	780,000	801,208
Charles River Laboratories International 144A 5.50% 4/1/26 #	985,000	1,033,019
Encompass Health 5.75% 11/1/24	260,000	264,550
5.75% 9/15/25	530,000	546,684
Hadrian Merger 144A 8.50% 5/1/26 #	405,000	385,763
HCA
5.375% 2/1/25	340,000	358,700
5.875% 2/15/26	580,000	624,770
5.875% 2/1/29	355,000	382,513
7.58% 9/15/25	230,000	264,500
Hill-Rom Holdings
144A 5.00% 2/15/25 #	180,000	184,050
144A 5.75% 9/1/23 #	290,000	301,963
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	385,000	387,965
Surgery Center Holdings 144A 6.75% 7/1/25 #	220,000	205,700
Tenet Healthcare
5.125% 5/1/25	160,000	161,800
8.125% 4/1/22	845,000	904,750
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	655,000	666,882
WellCare Health Plans 144A 5.375% 8/15/26 #	815,000	855,587

		8,330,404

Insurance – 4.18%
Acrisure 144A 7.00% 11/15/25 #	220,000	200,200
AssuredPartners 144A 7.00% 8/15/25 #	895,000	850,250
HUB International 144A 7.00% 5/1/26 #	1,040,000	1,051,700
NFP 144A 6.875% 7/15/25 #	585,000	577,687
USI 144A 6.875% 5/1/25 #	805,000	803,994

		3,483,831

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media – 10.43%
Altice Luxembourg 144A 7.75% 5/15/22 #	795,000	$811,894
CCO Holdings
144A 5.50% 5/1/26 #	45,000	46,553
144A 5.75% 2/15/26 #	830,000	870,463
144A 5.875% 5/1/27 #	575,000	598,719
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	520,000	560,950
CSC Holdings
6.75% 11/15/21	735,000	788,287
144A 7.50% 4/1/28 #	225,000	246,656
144A 7.75% 7/15/25 #	360,000	387,787
144A 10.875% 10/15/25 #	260,000	299,650
Entercom Media 144A 6.50% 5/1/27 #	145,000	148,263
Gray Television
144A 5.875% 7/15/26 #	370,000	382,258
144A 7.00% 5/15/27 #	575,000	622,258
Netflix 144A 5.375% 11/15/29 #	145,000	147,175
Radiate Holdco 144A 6.625% 2/15/25 #	605,000	597,437
Sirius XM Radio 144A 5.375% 4/15/25 #	895,000	920,731
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	875,000	893,340
VTR Finance 144A 6.875% 1/15/24 #	345,000	358,369

		8,680,790

Real Estate – 0.27%
Realogy Group 144A 9.375% 4/1/27 #	215,000	223,869

		223,869

Services – 6.28%
Advanced Disposal Services 144A 5.625% 11/15/24 #	495,000	522,225
Ashtead Capital 144A 5.25% 8/1/26 #	340,000	354,875
Avis Budget Car Rental 144A 6.375% 4/1/24 #	132,000	137,775
Covanta Holding 6.00% 1/1/27	405,000	414,113
ESH Hospitality 144A 5.25% 5/1/25 #	495,000	498,094
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	645,000	641,775

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
MGM Growth Properties
Operating Partnership 144A 5.75% 2/1/27 #	580,000	$611,175
Prime Security Services
Borrower 144A 5.75% 4/15/26 #	205,000	207,819
144A 9.25% 5/15/23 #	177,000	186,881
Staples 144A 10.75% 4/15/27 #	290,000	295,437
TMS International 144A 7.25% 8/15/25 #	300,000	294,750
United Rentals North America
5.50% 5/15/27	297,000	306,653
5.875% 9/15/26	340,000	356,150
6.50% 12/15/26	370,000	396,825

		5,224,547

Technology & Electronics – 4.42%
CDK Global 5.875% 6/15/26	871,000	921,083
CommScope 144A 8.25% 3/1/27 #	170,000	184,025
CommScope Technologies
144A 5.00% 3/15/27 #	232,000	217,210
144A 6.00% 6/15/25 #	370,000	377,178
Infor Software Parent
144A PIK 7.125% 5/1/21 #T	575,000	578,594
RP Crown Parent 144A 7.375% 10/15/24 #	558,000	582,413
SS&C Technologies 144A 5.50% 9/30/27 #	793,000	814,807

		3,675,310

Telecommunications – 7.21%
C&W Senior Financing 144A 7.50% 10/15/26 #	430,000	447,200
CenturyLink 7.50% 4/1/24	185,000	199,223
Cincinnati Bell 144A 7.00% 7/15/24 #	440,000	408,113
Frontier Communications 144A 8.00% 4/1/27 #	390,000	404,137
Level 3 Financing 5.375% 5/1/25	747,000	762,762
Sprint
7.125% 6/15/24	385,000	386,805
7.625% 3/1/26	190,000	190,295
7.875% 9/15/23	710,000	740,175
Sprint Capital 8.75% 3/15/32	180,000	189,450

(continues)                                              39

Schedules of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA
6.00% 4/15/24	575,000	$601,594
6.50% 1/15/26	482,000	516,800
Vodafone Group 7.00% 4/4/79 µ	285,000	299,935
Zayo Group 6.375% 5/15/25	835,000	852,744

		5,999,233

Transportation – 1.10%
Avolon Holdings Funding
144A 4.375% 5/1/26 #	290,000	288,649
144A 5.25% 5/15/24 #	205,000	214,805
DAE Funding 144A 5.75% 11/15/23 #	392,000	411,600

		915,054

Utilities – 3.36%
AES 5.125% 9/1/27	380,000	396,150
Calpine
5.75% 1/15/25	370,000	367,225
144A 5.875% 1/15/24 #	610,000	623,725
Southern California Edison 4.875% 3/1/49	210,000	223,540
Vistra Operations
144A 5.50% 9/1/26 #	740,000	764,050
144A 5.625% 2/15/27 #	410,000	422,299

		2,796,989

Total Corporate Bonds (cost $72,984,780)		74,256,226

Loan Agreements – 5.66%
Air Medical Group Holdings Tranche B 1st Lien 5.723% (LIBOR01M + 3.25%) 4/28/22 ●	326,669	319,591
Applied Systems 2nd Lien 9.483% (LIBOR01M + 7.00%) 9/19/25 ●	885,000	902,976
Blue Ribbon 1st Lien 6.493% (LIBOR01M + 4.00%) 11/13/21 ●	221,159	198,214
First Data Tranche A 1st Lien 0.00% 10/26/23 ● X	595,000	594,719
Frontier Communications Tranche B1 1st Lien 6.24% (LIBOR01M + 3.75%) 6/15/24 ●	208,087	203,405
Kronos 2nd Lien 10.986% (LIBOR03M + 8.25%) 11/1/24 ●	327,000	338,649

	Principal amount°	Value (US $)
Loan Agreements (continued)
Panther BF Aggregator 2 Tranche B 1st Lien 0.00% 4/30/26 ● X	400,000	$401,740
Solenis International Tranche B 2nd Lien 11.129% (LIBOR03M + 8.50%) 6/18/24 =●	395,000	391,050
Stars Group Holdings Tranche B 1st Lien 0.00% 7/10/25 ● X	425,000	427,549
Summit Midstream Partners Holdings Tranche B 1st Lien 8.483% (LIBOR01M + 6.00%) 5/21/22 ●	239,525	239,026
Vantage Specialty Chemicals 2nd Lien 10.851% (LIBOR03M + 8.25%) 10/26/25 ●	275,000	266,750
Verscend Holding Tranche B 1st Lien 6.983% (LIBOR01M + 4.50%) 8/27/25 ●	427,850	431,327

Total Loan Agreements (cost $4,722,376)		4,714,996

	Number of shares
Common Stock – 0.00%
Century Communications =†	60,000	0

Total Common Stock (cost $1,816)		0

Short–Term Investments – 5.56%
Money Market Mutual Funds – 5.56%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.33%)	925,235	925,235
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	925,235	925,235
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	925,235	925,235

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	925,235	$925,235
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	925,235	925,235

Total Short-Term Investments (cost $4,626,175)		4,626,175

Total Value of Securities – 100.42% (cost $82,335,147)		$83,597,397

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of Rule 144A securities was $42,257,091, which represents 50.76% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019. Rate will reset at a future date.

Y	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after April 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Pay-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             41

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.81%Δ
Brazil – 7.96%
CCR	133,505	$402,446
Embraer ADR	97,267	1,946,313
Hypera	243,800	1,755,862
Kroton Educacional	323,800	810,099
Suzano	155,200	1,618,852

		6,533,572

China/Hong Kong – 30.43%
Alibaba Group Holding ADR †	11,586	2,150,014
Brilliance China Automotive Holdings	684,000	752,463
China Construction Bank Class H	3,674,000	3,245,567
China Medical System Holdings	1,033,000	915,173
China Mobile	153,000	1,457,877
China Resources Power Holdings	228,038	319,174
China State Construction International Holdings	768,000	795,921
CSPC Pharmaceutical Group	582,000	1,121,742
Hengan International Group	173,000	1,524,953
Jiangsu Expressway Class H	556,000	790,965
Ping An Insurance Group Co. of China Class H	396,500	4,773,789
Sands China	423,600	2,327,295
Tingyi Cayman Islands Holding	1,072,000	1,762,798
WH Group 144A #	2,556,000	3,030,135

		24,967,866

India – 13.61%
Bajaj Auto	35,503	1,523,203
HCL Technologies	114,636	1,950,355
Housing Development Finance	32,137	921,804
Indiabulls Housing Finance	251,078	2,510,464
Larsen & Toubro	23,111	448,090
Lupin	126,883	1,590,832
Power Grid Corp of India	163,744	438,824
Vedanta	743,648	1,783,911

		11,167,483

Indonesia – 1.60%
Bank Rakyat Indonesia
Persero	4,273,900	1,310,663

		1,310,663

Malaysia – 2.90%
AMMB Holdings	723,100	781,777

	Number of shares	Value (US $)
Common StockΔ (continued)
Malaysia (continued)
Genting Malaysia	1,250,000	$961,422
Malayan Banking	285,512	638,768

		2,381,967

Mexico – 3.25%
Fibra Uno Administracion	1,105,342	1,638,386
Grupo Financiero Banorte Class O	161,746	1,024,854

		2,663,240

Peru – 0.97%
Credicorp	3,358	795,510

		795,510

Philippines – 0.61%
PLDT	21,359	504,132

		504,132

Qatar – 0.41%
Qatar Electricity & Water	7,380	338,498

		338,498

Republic of Korea – 13.36%
Kangwon Land	14,587	424,567
Korea Zinc	2,583	1,000,563
LG Chem	8,146	2,517,404
Samsung Electronics	104,793	4,113,135
Samsung Fire & Marine Insurance	2,497	649,821
Samsung SDI	2,132	431,638
Shinhan Financial Group	48,359	1,825,649

		10,962,777

Romania – 0.30%
Societatea Nationala de Gaze
Naturale ROMGAZ GDR ≥	31,690	247,182

		247,182

Russia – 3.04%
Gazprom PJSC ADR	326,147	1,628,778
LUKOIL PJSC ADR	10,196	864,417

		2,493,195

South Africa – 1.88%
Sasol	46,368	1,538,004

		1,538,004

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan – 9.28%
ASE Technology Holding	647,000	$1,501,243
CTBC Financial Holding	1,426,046	976,048
Mega Financial Holding	911,245	874,354
Taiwan Semiconductor Manufacturing	508,588	4,262,784

		7,614,429

Thailand – 2.09%
Kasikornbank NVDR	159,700	955,449
Thai Union Group Foreign Class F	1,285,000	760,736

		1,716,185

United Arab Emirates – 1.23%
First Abu Dhabi Bank	230,782	1,005,271

		1,005,271

United Kingdom – 2.89%
Anglo American	31,154	804,940
Mondi	71,627	1,569,614

		2,374,554

Total Common Stock (cost $74,981,750)		78,614,528

Preferred Stock – 2.78%Δ
Brazil – 2.27%
Itau Unibanco Holding ADR 7.68%	102,716	888,493
Itausa – Investimentos Itau 3.47%	319,788	973,775

		1,862,268

Republic of Korea – 0.51%
Samsung Electronics 3.83%	13,251	421,981

		421,981

Total Preferred Stock (cost $2,193,093)		2,284,249

Short-Term Investments – 0.93%
Money Market Mutual Funds – 0.93%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	152,277	152,277
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	152,277	152,277

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	152,277	$152,277
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	152,277	152,277
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	152,278	152,278

Total Short-Term Investments (cost $761,386)		761,386

Total Value of Securities – 99.52% (cost $77,936,229)		$81,660,163

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of Rule 144A securities was $3,030,135, which represents 3.69% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

≥

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2019, the aggregate value of Regulation S securities was $247,182 which represents 0.30% of the Portfolio’s net assets.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.

(continues)                                              43

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

The following foreign currency exchange contracts were outstanding at April 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	BRL	314,031	USD	(79,605)	5/3/19	$460	$—
BNYM	KRW	185,898,851	USD	(159,868)	5/2/19	—	(580)

Total Foreign Currency Exchange Contracts						$460	$(580)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – The Bank of New York Mellon

BRL – Brazilian Real

GDR – Global Depositary Receipt

GS – Goldman Sachs

KRW – South Korean Won

NVDR – Non-Voting Depositary Receipt

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.50%Δ
Argentina – 0.19%
IRSA Inversiones y Representaciones ADR †	8,000	$75,120
IRSA Propiedades Comerciales ADR	221	3,985

		79,105

Bahrain – 0.02%
Aluminum Bahrain GDR 144A #†	1,800	10,599

		10,599

Brazil – 10.50%
B2W Cia Digital †	130,200	1,275,735
Banco Bradesco ADR	61,793	559,843
BRF ADR †	52,300	409,509
Cia Brasileira de Distribuicao ADR	13,900	341,384
Gerdau ADR	11,300	40,454
Itau Unibanco Holding ADR	68,207	589,990
Petroleo Brasileiro ADR	42,600	648,798
Rumo †	4,100	18,926
Telefonica Brasil ADR	23,055	274,355
Vale ADR	23,300	297,774

		4,456,768

Chile – 0.46%
Sociedad Quimica y Minera de Chile ADR	5,500	196,020

		196,020

China/Hong Kong – 33.73%
Alibaba Group Holding ADR †	9,600	1,781,472
Baidu ADR †	4,650	772,969
BeiGene †	9,300	89,624
China Mengniu Dairy †	166,000	613,655
China Mobile ADR	24,700	1,177,449
China Petroleum & Chemical Class H	82,000	63,030
China Petroleum & Chemical ADR	4,470	343,028
CNOOC ADR	2,400	436,032
Ctrip.com International ADR †	12,800	563,840
Genscript Biotech †	60,000	152,968
JD.com ADR †	25,100	759,777
Kunlun Energy	176,000	185,764
Kweichow Moutai Class A	3,700	534,942
PetroChina ADR	3,000	189,870
Ping An Insurance Group Co. of China Class H	60,500	728,409

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
SINA †	16,300	$1,025,922
Sohu.com ADR †	16,800	347,256
Tencent Holdings	43,000	2,126,759
Tencent Music Entertainment Group ADR †	11	189
Tianjin Development Holdings	164,000	56,863
Tingyi Cayman Islands Holding	270,000	443,988
Tsingtao Brewery Class H	94,000	599,123
Uni-President China Holdings	465,000	425,594
Weibo ADR †	4,470	306,195
Wuliangye Yibin Class A	39,200	595,611

		14,320,329

India – 10.64%
Dr Reddy’s Laboratories	10,425	439,722
Reliance Industries GDR 144A #	89,171	3,571,299
Tata Chemicals	28,827	239,203
Tata Motors ADR †	6,900	106,260
UltraTech Cement	2,412	160,102

		4,516,586

Indonesia – 2.69%
Astra International	587,700	314,471
Bank Central Asia	409,700	826,588

		1,141,059

Malaysia – 0.16%
UEM Sunrise	308,500	69,393

		69,393

Mexico – 4.35%
America Movil Class L ADR	13,600	200,872
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	59,600	502,428
Coca-Cola Femsa ADR	9,700	621,964
Grupo Financiero Banorte Class O	27,500	174,245
Grupo Televisa ADR	34,200	346,788

		1,846,297

Peru – 0.82%
Cia de Minas Buenaventura ADR	21,600	350,136

		350,136

(continues)                                             45

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea – 14.35%
Samsung Electronics	63,322	$2,485,395
SK Hynix	26,262	1,776,054
SK Telecom	1,705	361,244
SK Telecom ADR	62,300	1,470,280

		6,092,973

Russia – 7.98%
Etalon Group GDR 144A #	4,800	8,880
Gazprom PJSC ADR	129,071	644,581
LUKOIL (London International Exchange) ADR	5,269	446,706
LUKOIL ADR	2,900	247,950
Mobile TeleSystems ADR	24,000	189,120
Rosneft Oil GDR	96,838	644,166
Sberbank of Russia PJSC	169,299	589,596
VEON ADR	45,641	106,800
X5 Retail Group GDR	7,329	222,435
Yandex Class A †	7,700	288,211

		3,388,445

Taiwan – 9.20%
Hon Hai Precision Industry	280,564	789,004
MediaTek	109,000	1,042,345
Taiwan Semiconductor Manufacturing	142,000	1,190,188
Taiwan Semiconductor Manufacturing ADR	15,200	666,064
United Microelectronics ADR	100,000	217,000

		3,904,601

Turkey – 1.22%
Akbank T.A.S. †	260,968	267,664
Anadolu Efes Biracilik Ve Malt Sanayii	25,218	83,766
Turkcell Iletisim Hizmetleri ADR	23,700	123,714
Turkiye Sise ve Cam Fabrikalari	42,425	43,371

		518,515

United States – 1.19%
Altaba †	6,700	505,113

		505,113

Total Common Stock (cost $33,289,076)		41,395,939

	Number of shares	Value (US $)
Preferred Stock – 0.59%Δ
Brazil – 0.08%
Gerdau 3.16%	10,100	$36,576

		36,576

Republic of Korea – 0.51%
LG Electronics 2.63%	8,325	215,938

		215,938

Total Preferred Stock (cost $239,399)		252,514

Short-Term Investments – 1.04%
Money Market Mutual Funds – 1.04%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	87,919	87,919
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	87,919	87,919
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	87,919	87,919
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	87,919	87,919
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	87,919	87,919

Total Short-Term Investments (cost $439,595)		439,595

Total Value of Securities – 99.13% (cost $33,968,070)		$42,088,048

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of Rule 144A securities was $3,590,778, which represents 8.46% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 9 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              47

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.67%Δ
Australia – 1.55%
QBE Insurance Group	737,881	$6,725,788

		6,725,788

China/Hong Kong – 5.98%
CK Hutchison Holdings	1,297,000	13,623,394
WH Group 144A #	10,371,500	12,295,400

		25,918,794

Denmark – 1.77%
ISS	246,510	7,666,056

		7,666,056

France – 6.68%
Cie de Saint-Gobain	308,351	12,602,646
Sanofi	122,386	10,636,908
Societe Generale	180,851	5,724,215

		28,963,769

Germany – 9.06%
Allianz	47,424	11,425,375
Bayerische Motoren Werke	43,311	3,687,041
Daimler	150,367	9,839,136
Evonik Industries	224,466	6,686,774
Telefonica Deutschland Holding	2,351,995	7,639,641

		39,277,967

Italy – 6.04%
Enel	2,205,688	13,950,320
Eni	715,535	12,213,116

		26,163,436

Japan – 22.11%
Coca-Cola Bottlers Japan
Holdings	178,700	4,412,466
FUJIFILM Holdings	225,200	10,520,512
Fujitsu	84,800	6,225,557
Honda Motor	481,400	13,432,481
Isuzu Motors	244,500	3,521,472
Kyocera	54,000	3,509,161
Kyushu Railway	64,300	2,095,166
Mitsubishi Electric	571,100	8,172,403
Nippon Telegraph & Telephone	114,900	4,780,809
Otsuka Holdings	58,200	2,080,625
Secom	59,800	5,031,055
Sekisui Chemical	360,200	5,782,471
Sumitomo Electric Industries	434,600	5,782,654

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Takeda Pharmaceutical	296,200	$10,930,291
Tokio Marine Holdings	187,700	9,509,880

		95,787,003

Netherlands – 0.68%
Koninklijke Ahold Delhaize	122,478	2,947,989

		2,947,989

Singapore – 6.46%
Ascendas Real Estate Investment Trust	2,326,200	5,130,946
Singapore Telecommunications	3,595,600	8,380,304
United Overseas Bank	706,709	14,460,489

		27,971,739

Spain – 5.20%
Banco Santander	2,373,956	12,012,451
Iberdrola	1,029,588	9,351,456
Telefonica	141,678	1,180,990

		22,544,897

Sweden – 2.82%
Telia	2,872,262	12,230,435

		12,230,435

Switzerland – 6.15%
ABB	479,444	9,866,962
Alcon †	19,494	1,122,634
Novartis	94,466	7,714,329
Zurich Insurance Group	24,960	7,958,687

		26,662,612

United Kingdom – 24.17%
BP	1,355,411	9,880,079
G4S	2,546,924	7,180,410
GlaxoSmithKline	524,731	10,765,977
John Wood Group	947,116	5,810,860
Kingfisher	2,429,676	8,367,474
Lloyds Banking Group	16,764,571	13,678,428
National Grid	343,076	3,740,470
Royal Dutch Shell Class B	385,893	12,401,474
SSE	690,209	10,300,872
Tesco	3,436,210	11,193,083
Travis Perkins	181,558	3,308,604

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
WPP	649,980	$8,106,197

		104,733,928

Total Common Stock (cost $422,959,199)		427,594,413

Preferred Stock – 0.12%
Bayerische Motoren Werke 6.34%	6,993	516,092

Total Preferred Stock (cost $505,658)		516,092

Short-Term Investments – 0.40%
Money Market Mutual Funds – 0.40%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	345,322	345,322
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	345,322	345,322
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	345,322	345,322

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	345,322	$345,322
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	345,322	345,322

Total Short-Term Investments (cost $1,726,610)		1,726,610

Total Value of Securities – 99.19% (cost $425,191,467)		$429,837,115

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of Rule 144A securities was $12,295,400, which represents 2.84% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 10 in “Security type / country and sector allocations.”
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

BNYM	EUR	(137,488)	USD	154,226	5/2/19	$—	$(8)
BNYM	GBP	141,689	USD	(184,429)	5/1/19	344	—
BNYM	HKD	(1,716,000)	USD	218,735	5/3/19	—	(18)
BNYM	JPY	19,249,174	USD	(172,123)	5/8/19	794	—
BNYM	JPY	47,131,603	USD	(421,538)	5/9/19	1,885	—

Total Foreign Currency Exchange Contracts						$3,023	$(26)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

(continues)                                              49

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

Summary of abbreviations:

BNYM – The Bank of New York Mellon

EUR – European Monetary Unit

GBP – British Pound Sterling

GS – Goldman Sachs

HKD – Hong Kong Dollar

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

Macquarie Institutional Portfolios

April 30, 2019 (Unaudited)

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value[1]	$83,516,817	$226,076,362	$83,597,397
Cash	2,131	107,596	11,170
Cash collateral due from brokers	—	110,000	—
Foreign currencies, at value[2]	—	83	—
Dividends and interest receivable	171,653	1,464,630	1,196,799
Receivable for securities sold	—	2,241,204	334,191
Swap payments receivable	—	568	—
Variation margin due from brokers for futures contracts	—	72,391	—
Unrealized appreciation on credit default swap contracts	—	7,575	—
Other assets[3]	—	75,182	48,975

Total assets	83,690,601	230,155,591	85,188,532

Liabilities:
Payable for securities purchased	87,193	6,564,154	1,707,169
Payable for fund shares redeemed	—	—	3,714
Investment management fees payable to affiliates	39,020	50,713	26,068
Audit and tax fees payable	17,085	22,520	21,395
Other accrued expenses	7,309	72,634	20,666
Reports and statements to shareholders payable	3,610	—	—
Custody fees payable	849	—	—
Accounting and administration fees payable to affiliates	608	1,014	585
Dividend disbursing and transfer agent fees and expenses payable to affiliates	558	1,368	511
Trustees’ fees and expenses payable	345	735	273
Legal fees payable to affiliates	118	250	93
Reports and statements to shareholders expenses payable to affiliates	92	246	92
Unrealized depreciation on foreign currency exchange contracts	—	10,719	—
Upfront payments received on credit default swap contracts	—	104,532	—
Contingent liabilities[3]	—	250,607	163,250

Total liabilities	156,787	7,079,492	1,943,816

Total Net Assets	$83,533,814	$223,076,099	$83,244,716

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Net Assets Consist of:
Paid-in capital	$65,617,459	$223,027,113	$97,633,299
Total distributable earnings (loss)	17,916,355	48,986	(14,388,583)

Total Net Assets	$83,533,814	$223,076,099	$83,244,716

Net Asset Value

Portfolio Class
Net assets	$83,533,814	$223,076,099	$83,244,716
Shares of beneficial interest outstanding, unlimited authorization, no par	3,468,919	21,999,470	11,410,226
Net asset value per share	$24.08	$10.14	$7.30

[1]Investments, at cost	$72,509,388	$224,661,434	$82,335,147
[2]Foreign currencies, at cost	—	89	—
[3]See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              53

Statements of assets and liabilities

Macquarie Institutional Portfolios

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Assets:
Investments, at value[1]	$81,660,163	$42,088,048	$429,837,115
Foreign currencies, at value[2]	29,006	246,789	403,186
Cash	—	6,682	1,510
Receivable for securities sold	737,796	118,653	541,249
Dividends and interest receivable	174,688	78,325	1,882,254
Foreign tax reclaims receivable	1,863	1,698	2,257,349
Unrealized appreciation on foreign currency exchange contracts	460	—	3,023

Total assets	82,603,976	42,540,195	434,925,686

Liabilities:
Cash due to custodian	54,214	—	—
Payable for securities purchased	338,978	—	1,196,551
Payable for fund shares redeemed	—	—	20,417
Investment management fees payable to affiliates	68,334	30,655	267,032
Custody fees payable	40,517	5,376	—
Other accrued expenses	22,199	4,120	89,700
Audit and tax fees payable	18,955	18,955	18,955
Accounting and administration fees payable to affiliates	585	460	1,665
Dividend disbursing and transfer agent fees and expenses payable to affiliates	512	262	2,670
Trustees’ fees and expenses payable	271	137	1,412
Legal fees payable to affiliates	93	50	480
Reports and statements to shareholders expenses payable to affiliates	91	47	479
Administration fees payable	—	11,705	—
Unrealized depreciation on foreign currency exchange contracts	580	—	26
Registration fees payable	—	2,794	—
Deferred capital gains tax payable	5,395	6,912	—

Total liabilities	550,724	81,473	1,599,387

Total Net Assets	$82,053,252	$42,458,722	$433,326,299

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Net Assets Consist of:
Paid-in capital	$122,552,281	$35,148,707	$427,889,000
Total distributable earnings (loss)[3]	(40,499,029)	7,310,015	5,437,299

Total Net Assets	$82,053,252	$42,458,722	$433,326,299

Net Asset Value

Portfolio Class
Net assets	$82,053,252	$42,458,722	$433,326,299
Shares of beneficial interest outstanding, unlimited authorization, no par	9,924,356	4,423,587	30,420,023
Net asset value per share	$8.27	$9.60	$14.24

[1]Investments, at cost	$77,936,229	$33,968,070	$425,191,467
[2]Foreign currencies, at cost	29,006	256,271	405,086
[3]Includes deferred capital gains tax payable	5,395	6,912	—

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              55

Statements of operations

Macquarie Institutional Portfolios

Six months ended April 30, 2019 (Unaudited)

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$1,273,963	$48,264	$11,495
Interest	25,519	4,124,934	2,462,323

	1,299,482	4,173,198	2,473,818

Expenses:
Management fees	276,986	458,961	175,424
Accounting and administration expenses	29,305	39,471	27,246
Audit and tax fees	17,085	22,697	21,463
Registration fees	10,787	11,031	8,531
Dividend disbursing and transfer agent fees and expenses	5,914	12,678	4,570
Legal fees	4,707	14,225	2,367
Trustees’ fees and expenses	3,132	6,480	2,336
Reports and statements to shareholders expenses	2,692	12,433	2,746
Custodian fees	1,729	14,695	1,677
Other	3,744	56,919	10,355

	356,081	649,590	256,715
Less expenses waived	(4,658)	(164,334)	(26,594)
Less expenses paid indirectly	(326)	(4,713)	(196)

Total operating expenses	351,097	480,543	229,925

Net Investment Income	948,385	3,692,655	2,243,893

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,056,138	257,029	(1,642,774)
Foreign currencies	—	(87,049)	—
Foreign currency exchange contracts	—	(19,423)	—
Futures contracts	—	1,833,792	—
Options purchased	—	(6,531)	—
Swap contracts	—	102,889	—

Net realized gain (loss)	8,056,138	2,080,707	(1,642,774)

Net change in unrealized appreciation (depreciation) of:
Investments	(3,761,759)	6,377,448	3,436,745
Foreign currencies	—	(61)	—
Foreign currency exchange contracts	—	(8,236)	—
Futures contracts	—	136,211	—
Swap contracts	—	17,294	—

Net change in unrealized appreciation (depreciation)	(3,761,759)	6,522,656	3,436,745

Net Realized and Unrealized Gain	4,294,379	8,603,363	1,793,971

Net Increase in Net Assets Resulting from Operations	$5,242,764	$12,296,018	$4,037,864

See accompanying notes, which are an integral part of the financial statements.

	Macquarie Emerging Markets Portfolio	Macquarie Emerging Markets Portfolio II	Macquarie Labor Select International Equity Portfolio
Investment Income:
Dividends	$1,113,994	$216,739	$6,504,611
Interest	5,281	4,220	7,811
Foreign tax withheld	(81,540)	(31,407)	(507,965)

	1,037,735	189,552	6,004,457

Expenses:
Management fees	399,757	176,382	1,534,587
Audit and tax fees	55,190	21,164	20,308
Custodian fees	30,597	5,270	45,435
Accounting and administration expenses	26,821	23,389	56,453
Registration fees	6,031	10,032	9,029
Dividend disbursing and transfer agent fees and expenses	4,615	2,119	23,794
Legal fees	3,816	670	22,945
Reports and statements to shareholders expenses	2,893	1,276	13,613
Trustees’ fees and expenses	2,407	1,019	12,309
Other	9,889	6,097	14,126

	542,016	247,418	1,752,599
Less expenses waived	—	(36,277)	—
Less expenses paid indirectly	(342)	(1)	(587)

Total operating expenses	541,674	211,140	1,752,012

Net Investment Income (Loss)	496,061	(21,588)	4,252,445

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments[1]	(1,107,906)	198,604	1,573,610
Foreign currencies	3,576	3,458	(11,716)
Foreign currency exchange contracts	(12,638)	(4,346)	(9,477)

Net realized gain (loss)	(1,116,968)	197,716	1,552,417

Net change in unrealized appreciation (depreciation) of:
Investments[2]	9,536,582	5,100,740	23,418,641
Foreign currencies	12,565	(6,909)	(22,351)
Foreign currency exchange contracts	(186)	—	3,763

Net change in unrealized appreciation (depreciation)	9,548,961	5,093,831	23,400,053

Net Realized and Unrealized Gain	8,431,993	5,291,547	24,952,470

Net Increase in Net Assets Resulting from Operations	$8,928,054	$5,269,959	$29,204,915

1Includes $2,034 capital gains taxes paid for Macquarie Emerging Markets Portfolio.

2Includes increase of $5,396 and $6,912 capital gains tax accrued for Macquarie Emerging

Markets Portfolio and Macquarie Emerging Markets Portfolio II, respectively.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Macquarie Institutional Portfolios

	Macquarie Large Cap Value Portfolio		Macquarie Core Plus Bond Portfolio		Macquarie High Yield Bond Portfolio

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$948,385	$2,175,011	$3,692,655	$7,009,383	$2,243,893	$5,308,443
Net realized gain (loss)	8,056,138	13,590,238	2,080,707	(6,035,939)	(1,642,774)	(442,627)
Net change in unrealized appreciation (depreciation)	(3,761,759)	(2,569,323)	6,522,656	(6,011,577)	3,436,745	(5,868,713)

Net increase (decrease) in net assets resulting from operations	5,242,764	13,195,926	12,296,018	(5,038,133)	4,037,864	(1,002,897)

Dividends and Distributions to Shareholders from:
Distributable earnings	(15,681,359)	(19,235,423)	(6,188,506)	(5,030,141)	(5,358,591)	(7,953,373)

	(15,681,359)	(19,235,423)	(6,188,506)	(5,030,141)	(5,358,591)	(7,953,373)

Capital Share Transactions:
Proceeds from shares sold	4,109,335	11,054,529	3,600,001	91,751,003	3,156,965	3,925,944
Net asset value of shares issued upon reinvestment of dividends and distributions	11,999,850	17,071,425	5,949,588	4,763,506	5,094,940	7,626,256

	16,109,185	28,125,954	9,549,589	96,514,509	8,251,905	11,552,200

Cost of shares redeemed	(28,967,783)	(84,123,203)	(12,632,156)	(34,636,798)	(1,422,123)	(38,133,621)

Increase (decrease) in net assets derived from capital share transactions	(12,858,598)	(55,997,249)	(3,082,567)	61,877,711	6,829,782	(26,581,421)

Net Increase (Decrease) in Net Assets	(23,297,193)	(62,036,746)	3,024,945	51,809,437	5,509,055	(35,537,691)

Net Assets:
Beginning of period	106,831,007	168,867,753	220,051,154	168,241,717	77,735,661	113,273,352

End of period	$83,533,814	$106,831,007	$223,076,099	$220,051,154	$83,244,716	$77,735,661

See accompanying notes, which are an integral part of the financial statements.

	Macquarie Emerging Markets Portfolio		Macquarie Emerging Markets Portfolio II		Macquarie Labor Select International Equity Portfolio

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$496,061	$2,688,368	$(21,588)	$301,479	$4,252,445	$13,604,537
Net realized gain (loss)	(1,116,968)	3,638,308	197,716	2,100,517	1,552,417	14,529,416
Net change in unrealized appreciation (depreciation)	9,548,961	(15,555,954)	5,093,831	(7,748,412)	23,400,053	(59,492,520)

Net increase (decrease) in net assets resulting from operations	8,928,054	(9,229,278)	5,269,959	(5,346,416)	29,204,915	(31,358,567)

Dividends and Distributions to Shareholders from:
Distributable earnings	(1,654,329)	(5,300,800)	(1,409,323)	(1,139,072)	(12,523,066)	(14,155,472)

	(1,654,329)	(5,300,800)	(1,409,323)	(1,139,072)	(12,523,066)	(14,155,472)

Capital Share Transactions:
Proceeds from shares sold	198,587	1,466,788	10,000,000	336,000	7,068,564	19,589,321
Purchase reimbursement fees	648	5,924	—	—	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	1,520,629	4,187,088	1,404,091	1,139,071	12,507,508	14,139,472

	1,719,864	5,659,800	11,404,091	1,475,071	19,576,072	33,728,793

Cost of shares redeemed	(6,432,145)	(48,563,251)	(35,000)	(13,806,846)	(8,854,815)	(72,564,300)
Redemption reimbursement fees	28,815	218,543	—	—	—	—

	(6,403,330)	(48,344,708)	(35,000)	(13,806,846)	(8,854,815)	(72,564,300)

Increase (decrease) in net assets derived from capital share transactions	(4,683,466)	(42,684,908)	11,369,091	(12,331,775)	10,721,257	(38,835,507)

Net Increase (Decrease) in Net Assets	2,590,259	(57,214,986)	15,229,727	(18,817,263)	27,403,106	(84,349,546)

Net Assets:
Beginning of period	79,462,993	136,677,979	27,228,995	46,046,258	405,923,193	490,272,739

End of period	$82,053,252	$79,462,993	$42,458,722	$27,228,995	$433,326,299	$405,923,193

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/19[1]	Year ended
	(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Net asset value, beginning of period	$27.03	$28.54	$26.39	$27.30	$27.61	$24.19

Income from investment operations:
Net investment income[2]	0.22	0.46	0.47	0.51	0.53	0.47
Net realized and unrealized gain	0.80	1.97	3.09	1.19	0.34	3.39

Total from investment operations	1.02	2.43	3.56	1.70	0.87	3.86

Less dividends and distributions from:
Net investment income	(0.51)	(0.66)	(0.51)	(0.56)	(0.43)	(0.32)
Net realized gain	(3.46)	(3.28)	(0.90)	(2.05)	(0.75)	(0.12)

Total dividends and distributions	(3.97)	(3.94)	(1.41)	(2.61)	(1.18)	(0.44)

Net asset value, end of period	$24.08	$27.03	$28.54	$26.39	$27.30	$27.61

Total return[3]	5.52%	9.00%	13.83%	7.15%	3.18%	16.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,534	$106,831	$168,868	$217,128	$214,726	$139,797
Ratio of expenses to average net assets	0.70%	0.70%	0.66%	0.65%	0.65%	0.68%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.70%	0.66%	0.65%	0.65%	0.68%
Ratio of net investment income to average net assets	1.88%	1.68%	1.74%	1.97%	1.92%	1.83%
Ratio of net investment income to average net assets prior to fees waived	1.87%	1.68%	1.74%	1.97%	1.92%	1.83%
Portfolio turnover	12%	16%	23%	13%	31%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/19[1]	Year ended
	(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Net asset value, beginning of period	$9.87	$10.41	$10.42	$10.29	$10.37	$10.10

Income (loss) from investment operations:
Net investment income[2]	0.17	0.32	0.32	0.22	0.24	0.29
Net realized and unrealized gain (loss)	0.39	(0.55)	(0.06)	0.14	(0.11)	0.21

Total from investment operations	0.56	(0.23)	0.26	0.36	0.13	0.50

Less dividends and distributions from:
Net investment income	(0.29)	(0.31)	(0.27)	(0.23)	(0.21)	(0.23)
Net realized gain	—	—	—	— [3]	—	—

Total dividends and distributions	(0.29)	(0.31)	(0.27)	(0.23)	(0.21)	(0.23)

Net asset value, end of period	$10.14	$9.87	$10.41	$10.42	$10.29	$10.37

Total return[4]	5.86%	(2.29% )	2.60%	3.63%	1.29%	5.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$223,076	$220,051	$168,242	$133,265	$128,094	$77,036
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to fees waived	0.60%	0.58%	0.60%	0.60%	0.61%	0.65%
Ratio of net investment income to average net assets	3.46%	3.22%	3.08%	2.12%	2.33%	2.90%
Ratio of net investment income to average net assets prior to fees waived	3.31%	3.09%	2.93%	1.97%	2.17%	2.70%
Portfolio turnover	79%	171%	162%	310%	436%	339%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Oct. 31, 2016, net realized gain distributions of $51,289 was made by the Portfolio, which calculated to a de minimis amount of $(0.004) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              61

Financial highlights

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/19[1]	Year ended
	(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Net asset value, beginning of period	$7.46	$8.09	$7.88	$7.78	$8.61	$8.72

Income (loss) from investment operations:
Net investment income[2]	0.20	0.42	0.43	0.45	0.49	0.50
Net realized and unrealized gain (loss)	0.15	(0.48)	0.23	0.02	(0.79)	(0.07)

Total from investment operations	0.35	(0.06)	0.66	0.47	(0.30)	0.43

Less dividends and distributions from:
Net investment income	(0.51)	(0.57)	(0.45)	(0.37)	(0.42)	(0.54)
Net realized gain	—	—	—	—	(0.11)	—

Total dividends and distributions	(0.51)	(0.57)	(0.45)	(0.37)	(0.53)	(0.54)

Net asset value, end of period	$7.30	$7.46	$8.09	$7.88	$7.78	$8.61

Total return[3]	5.28%	(0.77% )	8.88%	6.63%	(3.41% )	5.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,245	$77,736	$113,273	$242,300	$206,129	$143,182
Ratio of expenses to average net assets	0.59%	0.59%	0.57%	0.55%	0.56%	0.57%
Ratio of expenses to average net assets prior to fees waived	0.66%	0.62%	0.58%	0.55%	0.56%	0.57%
Ratio of net investment income to average net assets	5.76%	5.49%	5.58%	6.10%	6.09%	5.76%
Ratio of net investment income to average net assets prior to fees waived	5.69%	5.46%	5.57%	6.10%	6.09%	5.76%
Portfolio turnover	39%	112%	99%	119%	84%	101%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/19[1]	Year ended
	(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Net asset value, beginning of period	$7.56	$8.76	$7.77	$7.47	$9.75	$10.11

Income (loss) from investment operations:
Net investment income[2]	0.05	0.20	0.18	0.18	0.16	0.22
Net realized and unrealized gain (loss)	0.82	(1.08)	1.05	0.29	(1.77)	(0.09)

Total from investment operations	0.87	(0.88)	1.23	0.47	(1.61)	0.13

Less dividends and distributions from:
Net investment income	(0.16)	(0.34)	(0.26)	(0.18)	(0.22)	(0.18)
Net realized gain	—	—	—	—	(0.47)	(0.33)

Total dividends and distributions	(0.16)	(0.34)	(0.26)	(0.18)	(0.69)	(0.51)

Reimbursement fees:
Purchase reimbursement fees[2,3]	— [4]	— [5]	0.01	— [6]	— [7]	0.01
Redemption reimbursement fees[2,3]	— [8]	0.02	0.01	0.01	0.02	0.01

	—	0.02	0.02	0.01	0.02	0.02

Net asset value, end of period	$8.27	$7.56	$8.76	$7.77	$7.47	$9.75

Total return[9]	11.78%	(10.28% )	16.88%	6.75%	(17.11% )	1.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,053	$79,463	$136,678	$133,828	$172,674	$310,211
Ratio of expenses to average net assets	1.36%	1.26%	1.22%	1.19%	1.19%	1.16%
Ratio of net investment income to average net assets	1.24%	2.31%	2.24%	2.51%	1.90%	2.25%
Portfolio turnover	16%	40%	45%	28%	27%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Effective Feb. 28, 2018, the Portfolio charges a 0.40% purchase reimbursement fee and a 0.45% redemption reimbursement fee, which are retained by the Portfolio. Previously, the Portfolio charged a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee.

[4]	For the six months ended April 30, 2019, purchase reimbursement fees of $648 were earned by the Portfolio, which calculated to a de minimis amount of $0.0001 per share.
[5]	For the year ended Oct. 31, 2018, purchase reimbursement fees of $5,924 were earned by the Portfolio, which calculated to a de minimis amount of $0.0004 per share.
[6]	For the year ended Oct. 31, 2016, purchase reimbursement fees of $42,620 were earned by the Portfolio, which calculated to a de minimis amount of $0.002 per share.
[7]	For the year ended Oct. 31, 2015, purchase reimbursement fees of $118,421 were earned by the Portfolio, which calculated to a de minimis amount of $0.004 per share.
[8]	For the six months ended April 30, 2019, redemption reimbursement fees of $28,815 were earned by the Portfolio, which calculated to a de minimis amount of $0.003 per share.
[9]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              63

Financial highlights

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/19[1]	Year ended
	(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Net asset value, beginning of period	$8.78	$10.74	$8.01	$7.37	$9.88	$9.65

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.08	0.12	0.07	0.04	0.06
Net realized and unrealized gain (loss)	1.29	(1.77)	2.70	0.88	(2.15)	0.30

Total from investment operations	1.28	(1.69)	2.82	0.95	(2.11)	0.36

Less dividends and distributions from:
Net investment income	(0.05)	(0.27)	(0.09)	(0.08)	(0.14)	(0.09)
Net realized gain	(0.41)	—	—	(0.23)	(0.26)	(0.04)

Total dividends and distributions	(0.46)	(0.27)	(0.09)	(0.31)	(0.40)	(0.13)

Net asset value, end of period	$9.60	$8.78	$10.74	$8.01	$7.37	$9.88

Total return[3]	15.42%	(16.13% )	35.74%	13.62%	(21.84% )	3.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,459	$27,229	$46,046	$37,198	$33,314	$42,515
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.21%	1.20%
Ratio of expenses to average net assets prior to fees waived	1.40%	1.42%	1.32%	1.34%	1.35%	1.32%
Ratio of net investment income (loss) to average net assets	(0.12% )	0.80%	1.34%	0.97%	0.43%	0.64%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.32% )	0.58%	1.22%	0.83%	0.29%	0.52%
Portfolio turnover	4%	12%	14%	20%	8%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/19[1]	Year ended
	(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
Net asset value, beginning of period	$13.74	$15.21	$12.83	$13.79	$14.74	$15.07

Income (loss) from investment operations:
Net investment income[2]	0.14	0.44	0.41	0.43	0.37	0.69
Net realized and unrealized gain (loss)	0.78	(1.47)	2.35	(1.02)	(0.52)	(0.57)

Total from investment operations	0.92	(1.03)	2.76	(0.59)	(0.15)	0.12

Less dividends and distributions from:
Net investment income	(0.42)	(0.44)	(0.38)	(0.37)	(0.80)	(0.45)

Total dividends and distributions	(0.42)	(0.44)	(0.38)	(0.37)	(0.80)	(0.45)

Net asset value, end of period	$14.24	$13.74	$15.21	$12.83	$13.79	$14.74

Total return[3]	7.10%	(7.02% )	22.13%	(4.24% )	(0.98% )	0.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$433,326	$405,923	$490,273	$394,830	$360,650	$373,497
Ratio of expenses to average net assets	0.86%	0.87%	0.86%	0.86%	0.87%	0.86%
Ratio of net investment income to average net assets	2.08%	2.96%	2.96%	3.39%	2.63%	4.54%
Portfolio turnover	8%	20%	21%	22%	20%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Macquarie Institutional Portfolios

April 30, 2019 (Unaudited)

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (Trust)) is organized as a Delaware statutory trust and offers seven separate Portfolios. These financial statements and the related notes pertain to Macquarie Large Cap Value Portfolio, Macquarie Core Plus Bond Portfolio, Macquarie High Yield Bond Portfolio, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio, (each, a Portfolio, and collectively, the Portfolios). Delaware REIT Fund is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended. Each Portfolio offers one class of shares.

The investment objective of Macquarie Large Cap Value Portfolio is to seek long-term capital appreciation.

The investment objective of Macquarie Core Plus Bond Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of Macquarie High Yield Bond Portfolio is to seek high total return.

The investment objective of Macquarie Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of Macquarie Emerging Markets Portfolio II is to seek long-term capital appreciation.

The investment objective of Macquarie Labor Select International Equity Portfolio is to seek maximum long-term total return.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken or expected to be taken on the Portfolios’ federal income tax returns through the six months ended April 30, 2019 and for all open tax years (years ended Oct. 31, 2016–Oct 31, 2018), and has concluded that no provision for federal income tax is required in any Portfolio’s financial statements. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended April 30, 2019, the Portfolios did not incur any interest or tax penalties. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests that may date back to the inception of each Portfolio.

Repurchase Agreements — Each Portfolio may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2019, the Portfolio’s held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — Macquarie Emerging Markets Portfolio may charge a 0.40% purchase reimbursement fee and a 0.45% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities

(continues)                                              67

Notes to financial statements

Macquarie Institutional Portfolios

1. Significant Accounting Policies (continued)

held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Portfolios will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, each Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. There were no commission rebates for the six months ended April 30, 2019.

Each Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, each Portfolio earned the following amounts under this arrangement.

Custody Credits
Macquarie Large Cap Value Portfolio	$ 325
Macquarie Core Plus Bond Portfolio	4,712
Macquarie High Yield Bond Portfolio	195
Macquarie Emerging Markets Portfolio	341
Macquarie Emerging Markets Portfolio II	—
Macquarie Labor Select International Equity Portfolio	586

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, each Portfolio earned the following amounts under this arrangement.

Earnings Credits
Macquarie Large Cap Value Portfolio	$ 1
Macquarie Core Plus Bond Portfolio	1
Macquarie High Yield Bond Portfolio	1
Macquarie Emerging Markets Portfolio	1
Macquarie Emerging Markets Portfolio II	1
Macquarie Labor Select International Equity Portfolio	1

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the respective investment management agreements, Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily and paid monthly based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Portfolio (except for Macquarie Labor Select International Equity Portfolio and Macquarie Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed specified percentages of average daily net assets of each Portfolio from Nov. 1, 2018 through April 30, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios and may only be terminated by agreement of DMC and the Portfolios. The waivers and reimbursements are accrued daily and received monthly.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2019, are as follows:

		Contractual
		operating expense
	Management	limitation as
	fee as a percentage	a percentage
	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†
Macquarie Large Cap Value Portfolio	0.55%	0.70%
Macquarie Core Plus Bond Portfolio	0.43%	0.45%
Macquarie High Yield Bond Portfolio	0.45%	0.59%
Macquarie Emerging Markets Portfolio	1.00%	N/A
Macquarie Emerging Markets Portfolio II	1.00%	1.20%
Macquarie Labor Select International Equity Portfolio	0.75%	N/A

†

These operating expense limitations exclude certain expenses, such as 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations. In some instances, a Portfolio’s annual operating expenses may be lower than the contracted operating expense limitations.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to Macquarie Emerging Markets Portfolio and Macquarie Labor Select International Equity Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets:

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
Macquarie Emerging Markets Portfolio	0.75%
Macquarie Labor Select International Equity Portfolio	0.30%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administrative expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

For the six months ended April 30, 2019, each Portfolio was charged for these services as follows:

Macquarie Large Cap Value Portfolio	$3,902
Macquarie Core Plus Bond Portfolio	6,049
Macquarie High Yield Bond Portfolio	3,468
Macquarie Emerging Markets Portfolio	3,506
Macquarie Emerging Markets Portfolio II	2,654
Macquarie Labor Select International Equity Portfolio	9,775

(continues)                                              69

Notes to financial statements

Macquarie Institutional Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2019, each Portfolio was charged for these services as follows:

Macquarie Large Cap Value Portfolio	$3,777
Macquarie Core Plus Bond Portfolio	8,005
Macquarie High Yield Bond Portfolio	2,924
Macquarie Emerging Markets Portfolio	2,998
Macquarie Emerging Markets Portfolio II	1,323
Macquarie Labor Select International Equity Portfolio	15,346

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Portfolios. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended April 30, 2019, each Portfolio was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Macquarie Large Cap Value Portfolio	$2,497
Macquarie Core Plus Bond Portfolio	5,243
Macquarie High Yield Bond Portfolio	1,887
Macquarie Emerging Markets Portfolio	1,950
Macquarie Emerging Markets Portfolio II	822
Macquarie Labor Select International Equity Portfolio	12,503

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

The Portfolios did not engage in Rule 17a-7 securities purchases and sales during the six months ended April 30, 2019 pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board.

*	The aggregate contractual waiver period covering this report is from Feb. 28, 2018 through Feb. 28, 2020.

3. Investments

For the six months ended April 30, 2019, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie Large Cap Value Portfolio	$11,923,879	$—	$40,645,918	$—
Macquarie Core Plus Bond Portfolio	67,474,077	97,962,237	81,684,390	94,595,885
Macquarie High Yield Bond Portfolio	31,385,461	—	28,919,299	—
Macquarie Emerging Markets Portfolio	12,865,906	—	18,919,658	—
Macquarie Emerging Markets Portfolio II	10,856,625	—	1,533,644	—
Macquarie Labor Select International Equity Portfolio	37,424,910	—	34,483,137	—

At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation of investments and derivatives
Macquarie Large Cap Value Portfolio	$72,509,388	$14,811,640	$(3,804,211)	$11,007,429
Macquarie Core Plus Bond Portfolio	224,556,902	3,327,252	(1,579,921)	1,747,331
Macquarie High Yield Bond Portfolio	82,549,216	1,695,798	(647,617)	1,048,181
Macquarie Emerging Markets Portfolio	77,936,229	12,370,737	(8,646,923)	3,723,814
Macquarie Emerging Markets Portfolio II	33,968,070	11,409,198	(3,289,220)	8,119,978
Macquarie Labor Select International Equity Portfolio	425,191,467	50,179,167	(45,530,522)	4,648,645

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

At Oct. 31, 2018, capital loss carryforwards available to offset future realized capital gains for the Portfolios were as follows:

	Loss Carryforward Character
	Short-term	Long-term	Total
Macquarie Core Plus Bond Portfolio	$4,615,953	$995,690	$5,611,643
Macquarie High Yield Bond Portfolio	6,792,273	8,235,849	15,028,122
Macquarie Emerging Markets Portfolio	—	40,023,410	40,023,410

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

The following table summarizes the valuation of Macquarie Large Cap Value Portfolio’s investments by fair value hierarchy levels as of April 30, 2019:

Level 1
Securities
Assets:
Common Stock	$82,551,284
Short-Term Investments	965,533

Total Value of Securities	$83,516,817

The following table summarizes the valuation of Macquarie Core Plus Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$69,327,992	$—	$69,327,992
Corporate Debt	—	88,896,226	—	88,896,226
Municipal Bonds	—	235,936	—	235,936
Foreign Debt	—	4,229,084	—	4,229,084
Loan Agreements[1]	—	13,754,304	441,112	14,195,416
US Treasury Obligations	—	34,503,439	—	34,503,439
Convertible Preferred Stock	203,500	—	—	203,500
Preferred Stock	243,640	—	—	243,640
Short-Term Investments	9,787,805	4,453,324	—	14,241,129

Total Value of Securities	$10,234,945	$215,400,305	$441,112	$226,076,362

Derivatives[2]
Assets:
Futures Contracts	335,547	—	—	335,547
Swap Contracts	—	7,575	—	7,575
Liabilities:
Foreign Currency Exchange Contracts	$—	$(10,719)	$—	$(10,719)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 2	Level 3	Total

Loan Agreements	96.89%	3.11%	100.00%

2Foreign Currency Exchange Contracts, Futures Contracts, and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The following table summarizes the valuation of Macquarie High Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$—	$74,256,226	$—	$74,256,226
Loan Agreements[1]	—	4,323,946	391,050	4,714,996
Common Stock	—	—	—	—
Short-Term Investments	4,626,175	—	—	4,626,175

Total Value of Securities	$4,626,175	$78,580,172	$391,050	$83,597,397

The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments and Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 2	Level 3	Total
Loan Agreements	91.71%	8.29%	100.00%

The following table summarizes the valuation of Macquarie Emerging Markets Portfolio’s investments by fair value hierarchy levels as of April 30, 2019:

Level 1
Securities
Assets:
Common Stock	$78,614,528
Preferred Stock	2,284,249
Short-Term Investments	761,386

Total Value of Securities	$81,660,163

Derivatives[1]
Assets:
Foreign Currency Exchange Contract	$—	$ 460	$ 460
Liabilities:
Foreign Currency Exchange Contract	$—	$(580)	$(580)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

The following table summarizes the valuation of Macquarie Emerging Markets Portfolio II’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Argentina	$79,105	$—	$79,105
Bahrain	—	10,599	10,599
Brazil	4,456,768	—	4,456,768
Chile	196,020	—	196,020
China/Hong Kong	14,320,329	—	14,320,329
India	4,516,586	—	4,516,586
Indonesia	1,141,059	—	1,141,059
Malaysia	69,393	—	69,393
Mexico	1,846,297	—	1,846,297
Peru	350,136	—	350,136
Republic of Korea	6,092,973	—	6,092,973
Russia	2,789,969	598,476	3,388,445
Taiwan	3,904,601	—	3,904,601
Turkey	518,515	—	518,515
United States	505,113	—	505,113
Preferred Stock	252,514	—	252,514
Short-Term Investments	439,595	—	439,595

Total Value of Securities	$41,478,973	$609,075	$42,088,048

The following table summarizes the valuation of Macquarie Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Australia	$6,725,788	$—	$6,725,788
China/Hong Kong	25,918,794	—	25,918,794
Denmark	7,666,056	—	7,666,056
France	28,963,769	—	28,963,769
Germany	39,277,967	—	39,277,967
Italy	26,163,436	—	26,163,436
Japan	—	95,787,003	95,787,003
Netherlands	2,947,989	—	2,947,989
Singapore	27,971,739	—	27,971,739
Spain	22,544,897	—	22,544,897
Sweden	12,230,435	—	12,230,435
Switzerland	26,662,612	—	26,662,612
United Kingdom	104,733,928	—	104,733,928
Preferred Stock	516,092	—	516,092
Short-Term Investments	1,726,610	—	1,726,610

Total Value of Securities	$334,050,112	$95,787,003	$429,837,115

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$3,023	$—	$3,023
Liabilities:
Foreign Currency Exchange Contracts	—	$ (26)	—	$ (26)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at April 30, 2019, a portion of the common stock of Macquarie Emerging Markets Portfolio II and Macquarie Labor Select International Equity Portfolio was categorized as Level 2.

During the six months ended April 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to each Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Portfolio’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

not considered significant to each Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Portfolio’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Shares sold	Shares issued upon reinvestment of dividends and distributions	Shares redeemed	Net increase (decrease)
Six months ended April 30, 2019:
Macquarie Large Cap Value Portfolio	174,160	557,873	(1,215,069)	(483,036)
Macquarie Core Plus Bond Portfolio	370,325	615,262	(1,278,060)	(292,473)
Macquarie High Yield Bond Portfolio	441,553	752,576	(202,455)	991,674
Macquarie Emerging Markets Portfolio	21,284	207,452	(818,796)	(590,060)
Macquarie Emerging Markets Portfolio II	1,154,734	171,440	(3,906)	1,322,268
Macquarie Labor Select International Equity Portfolio	525,773	987,955	(635,207)	878,521

Year ended Oct. 31, 2018:
Macquarie Large Cap Value Portfolio	401,878	654,077	(3,020,171)	(1,964,216)
Macquarie Core Plus Bond Portfolio	9,137,115	470,702	(3,477,230)	6,130,587
Macquarie High Yield Bond Portfolio	518,733	1,015,480	(5,119,460)	(3,585,247)
Macquarie Emerging Markets Portfolio	164,712	489,718	(5,745,168)	(5,090,738)
Macquarie Emerging Markets Portfolio II	35,606	111,021	(1,331,205)	(1,184,578)
Macquarie Labor Select International Equity Portfolio	1,312,591	950,233	(4,949,197)	(2,686,373)

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,0000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

Each Portfolio had no amounts outstanding as of April 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

Macquarie Core Plus Bond Portfolio used foreign currency exchange contracts and foreign cross currency exchange contracts in order to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Macquarie Core Plus Bond, Macquarie High Yield Bond, Macquarie Emerging Markets, and Macquarie Emerging Markets II Portfolios may use futures contracts in the normal course of pursuing their respective investment objectives. Each Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, a Portfolio deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Macquarie Core Plus Bond Portfolio posted securities collateral valued at $403,000 as margin for open futures contracts. Securities collateral are presented on the “Schedules of investments.”

Macquarie Core Plus Bond Portfolio used futures contracts in order to hedge the Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — Each Portfolio may enter into options contracts in the normal course of pursuing its respective investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Portfolio may buy or write call or put options on securities, financial indices, futures, swaps, and foreign currencies. When each Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

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Notes to financial statements

Macquarie Institutional Portfolios

6. Derivatives (continued)

Macquarie Core Plus Bond Portfolio used option contracts in order to manage the Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and to manage the Portfolio’s exposure to changes in foreign currencies.

Swap Contracts — Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio may enter into CDS contracts in accordance with their investment objectives. Macquarie Core Plus Bond Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2019, certain of the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at April 30, 2019, the notional value of the protection sold was USD 890,000, which reflects the maximum potential amount Macquarie Core Plus Bond Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2019, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Portfolio or other third parties which the Portfolio can obtain upon occurrence of a credit event. At April 30, 2019, net unrealized appreciation of the protection sold was $7,575.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Macquarie Core Plus Bond Portfolio used CDS contracts in order to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At April 30, 2019, Macquarie Core Plus Bond Portfolio posted $110,000 cash collateral for credit default swap contracts, which are included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2019 were as follows:

	Macquarie Core Plus Bond Portfolio Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest rate Contracts	Credit Contracts	Total
Variation margin due to brokers on futures contracts*	$335,547	$—	$335,547
Unrealized appreciation on credit default swap contracts	—	7,575	7,575

Total	$335,547	$7,575	$343,122

Statements of Assets and Liabilities Location			Liability Derivatives Fair Value Currency Contracts
Unrealized depreciation on foreign currency exchange contracts			$10,719

Total			$10,719

*

Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2019. Only current day variation margin is reported on the “Statements of assets and liabilities.”

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Notes to financial statements

Macquarie Institutional Portfolios

6. Derivatives (continued)

The effect of derivative instruments on the “Statements of operations” for the six months ended April 30, 2019 was as follows:

	Macquarie Core Plus Bond Portfolio Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Forward currency exchange contracts	$(19,423)	$—	—	$—	$(19,423)
Equity contracts	—	(91,574)	(6,531)	—	(98,105)
Interest rate contracts	—	1,925,366	—	—	1,925,366
Credit contracts	—	—	—	102,889	102,889

Total	$(19,423)	$1,833,792	$(6,531)	$102,889	$1,910,727

		Macquarie Core Plus Bond Portfolio Net Change in Unrealized Appreciation (Depreciation) of:
		Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Forward currency exchange contracts		$(8,236)	$—	$—	$(8,236)
Equity contracts		—	(46,394)	—	(46,394)
Interest rate contracts		—	182,605	—	182,605
Credit contracts		—	—	17,294	17,294

Total		$(8,236)	$136,211	$17,294	$145,269

At April 30, 2019, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio had foreign currency risk, which is disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2019.

	Macquarie Core Plus Bond Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,537,406	USD	145,444
Futures contracts (average notional value)		37,429,615		1,182,139
Options contracts (average notional value)		7,116		—
CDS contracts (average notional value)*		168,902		1,238,346
	Macquarie Emerging Markets Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	23,288	USD	28,739
	Macquarie Emerging Markets Portfolio II
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	6,765	USD	953
	Macquarie Labor Select International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	239,894	USD	8,585

*	Long represents buying protection and short represents selling protection.

7. Offsetting

Each Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At April 30, 2019, the Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Macquarie Core Plus Bond Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citibank	$—	$(10,719)	$(10,719)
Morgan Stanley Capital	7,575	—	7,575

Total	$7,575	$(10,719)	$(3,144)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Citibank	$(10,719)	—	$—	$—	$—	$(10,719)
Morgan Stanley Capital	7,575	—	—	—	—	7,575

Total	$(3,144)	$—	$—	$—	$—	$(3,144)

	Macquarie Emerging Markets Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$460	$(580)	$(120)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(120)	$—	$—	$—	$—	$(120)

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Notes to financial statements

Macquarie Institutional Portfolios

7. Offsetting (continued)

	Macquarie Labor Select International Equity Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$3,023	$(26)	$2,997

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$2,997	$—	$—	$—	$—	$2,997

8. Securities Lending

Each Portfolio may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned securities is determined by the security lending agent.

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities. A Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Portfolio’s cash collateral account may be less than the amount the Portfolio would be required to return to the borrowers of the securities and the Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2019, none of the Portfolios had securities out on loan.

9. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which Macquarie Emerging Markets, Macquarie Emerging Markets II, and Macquarie Labor Select International Equity Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

Macquarie Core Plus Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Macquarie High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Portfolio will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Portfolio may involve revolving credit facilities or other standby financing commitments that obligate each Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when each Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As each Portfolio may be required to rely upon another lending institution to collect and pass on to each Portfolio amounts payable with respect to the loan and to enforce each Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Portfolio.

Macquarie Core Plus Bond Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated

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Notes to financial statements

Macquarie Institutional Portfolios

9. Credit and Market Risk (continued)

prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Because Macquarie Large Cap Value Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

12. General Motors Term Loan Litigation

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Portfolios in 2009. Because it was believed that the Portfolios were secured creditors, the Portfolios received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust is seeking to recover such amounts arguing that the Portfolios are unsecured creditors and, as unsecured creditors, the Portfolios should not have received payment in full. Based upon available information related to the litigation and the Portfolios potential exposure, the Portfolios recorded a contingent liability of $75,182 and $48,975, respectively, and an asset of $250,607 and $163,250, respectively, based on the potential recoveries by the estate that resulted in a net decrease in the Portfolios’ NAV to reflect this potential recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in each Portfolio’s financial statements.

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Other Portfolio information

(Unaudited)

Macquarie Institutional Portfolios

Board consideration of sub-advisory agreements for Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio (each, a “Portfolio” and together, the “Portfolios”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for each Portfolio. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of each Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Portfolios. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Portfolios, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services expected to be provided by MIMAK to DMC. Based on its consideration and review of the foregoing factors, the Board concluded that the nature, extent, and quality of the research services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization and resources, were appropriate for the Portfolios, in light of each Portfolio’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay MIMAK fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for each Portfolio would retain portfolio management discretion over the Portfolio.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Portfolio investors as assets in each Portfolio increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

Board consideration of sub-advisory agreements for Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees of Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”) for each Portfolio. MIMEL, MIMAK and MIMGL may also be referenced as a “Sub-Advisor” or “Sub-Advisor(s)” below. Each Sub-Advisor is an affiliate of DMC.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK and MIMGL, including its personnel, operations and financial condition, which had been provided by MIMEL, MIMAK and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK and MIMGL; information concerning MIMEL’s, MIMAK’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Portfolios. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Portfolios’ investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of each Portfolio’s strategy to the Sub-Advisors who would be permitted to execute Portfolio trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and each Portfolio’s named portfolio managers will continue to retain principal responsibility for the Portfolio’s strategy and investment process and be primarily responsible for the day-to-day management of the Portfolio’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the Sub-Advisors to each Portfolio and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to each Portfolio and its shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Portfolios, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for each Portfolio would retain principal responsibility for the Portfolio’s strategy as described above. In addition, the Board considered that the Sub-Advisors would also execute Portfolio security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to each Portfolio as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent and quality of the sub-advisory services to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Portfolios, and that the management fee paid by each Portfolio to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a

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Other Portfolio information

(Unaudited)

Macquarie Institutional Portfolios

Board consideration of sub-advisory agreements for Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio at a meeting held February 27-28, 2019 (continued)

projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the Sub-Advisors to each Portfolio, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Portfolios was not available because it had not begun to provide services to the Portfolios. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Portfolios, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with each Portfolio and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Portfolio so that as the Portfolio grows in size, its effective investment management fee rate declines.

Portfolio managers

Kristen E. Bartholdson

Vice President, Senior Portfolio Manager

Nigel Bliss

Senior Portfolio Manager

Mondrian Investment Partners Limited

Adam H. Brown

Senior Vice President, Co-Head of High Yield,

Senior Portfolio Manager

Liu-Er Chen

Senior Vice President,

Chief Investment Officer —

Emerging Markets and Healthcare

Ginny Chong

Senior Portfolio Manager

Mondrian Investment Partners Limited

Craig C. Dembek

Executive Director, Global Head of Credit Research

Elizabeth A. Desmond

Deputy Chief Executive Officer, Chief Investment

Officer — International Equities

Mondrian Investment Partners Limited

Roger A. Early

Executive Director,

Chief Investment Officer of US Fixed Income

Gregory J.P. Halton

Senior Portfolio Manager

Mondrian Investment Partners Limited

J. David Hillmeyer

Executive Director, Head of

Multisector/Global Fixed Income

Nikhil G. Lalvani

Vice President, Senior Portfolio Manager,

Team Leader — Large-Cap Value Equity

Daniela Mardarovici

Division Director, Co-Head of Multisector/Core Plus Fixed Income

Paul A. Matlack

Senior Vice President,

Senior Portfolio Manager,

Fixed Income Strategist

John P. McCarthy

Senior Vice President, Co-Head of High Yield,

Senior Portfolio Manager

Zsolt Mester

Portfolio Manager —

Mondrian Investment Partners Limited

Andrew Miller

Chief Investment Officer —

Emerging Market Equities

Mondrian Investment Partners Limited

D. Tysen Nutt Jr.

Senior Vice President,

Senior Portfolio Manager

Robert A. Vogel Jr.

Vice President, Senior Portfolio Manager

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-0001

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Investment advisor

Delaware Management Company, a series of Macquarie Investment Management Business Trust

2005 Market Street

Philadelphia, PA 19103-7094

Investment sub-advisor for certain Portfolios

Mondrian Investment Partners Limited

Fifth Floor

10 Gresham Street

London EC2V 7JD

United Kingdom

Macquarie Institutional Portfolios are designed exclusively for institutional investors and high net worth individuals. The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of Macquarie Investment Management Business Trust (MIMBT), Macquarie Management Holdings, Inc., and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide. Institutional investment management is provided by Macquarie Investment Management Advisers (MIMA), a series of MIMBT. MIMBT is a US registered investment advisor, and may not be able to provide investment advisory services to certain clients in certain jurisdictions.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Portfolio’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies (if any) relating to portfolio securities or Forms N-PORT are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at macquarie.com/investment-management/institutional; and (iii) on the SEC’s website at sec.gov. Each Portfolio’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

This report was prepared for investors in the Macquarie Institutional Portfolios. It may be distributed to others only if preceded or accompanied by a current Macquarie Institutional Portfolios prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Macquarie Institutional Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the prospectus carefully before investing.

2005 Market Street Philadelphia, PA 19103-7094 Telephone 800 231-8002
Fax 215 255-1162
(859613)	Printed in the USA
SA-DPT 22222 [6/19]

Alternative / specialty mutual fund

Delaware REIT Fund

April 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware REIT Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2018 to April 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

Delaware REIT Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period 11/1/18 to 4/30/19*
Actual Fund return†
Class A	$1,000.00	$1,090.10	1.36%	$7.05
Class C	1,000.00	1,086.70	2.11%	10.92
Class R	1,000.00	1,089.10	1.61%	8.34
Institutional Class	1,000.00	1,092.80	1.11%	5.76
Class R6	1,000.00	1,092.50	1.00%	5.19
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.05	1.36%	$6.80
Class C	1,000.00	1,014.33	2.11%	10.54
Class R	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,019.29	1.11%	5.56
Class R6	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10

equity holdings

Delaware REIT Fund	As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks	99.02%
Diversified REITs	2.36%
Healthcare REITs	13.07%
Hotel REITs	5.35%
Industrial REITs	10.90%
Information Technology REITs	7.37%
Mall REIT	5.50%
Manufactured Housing REITs	5.13%
Mixed REIT	1.21%
Multifamily REITs	20.78%
Office REITs	8.75%
Self-Storage REITs	4.70%
Shopping Center REITs	4.39%
Single Tenant REITs	4.49%
Specialty REITs	5.02%
Short-Term Investments	0.95%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets
Prologis	7.30%
Simon Property Group	5.49%
Welltower	5.07%
Equity Residential	4.88%
Brookdale Senior Living	4.68%
AvalonBay Communities	4.66%
Equinix	4.48%
Camden Property Trust	3.65%
UDR	3.36%
Boston Properties	3.25%

3

Schedule of investments

Delaware REIT Fund	April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.02%
Diversified REITs – 2.36%
Cousins Properties	104,400	$999,108
Vornado Realty Trust	11,532	797,323

		1,796,431

Healthcare REITs – 13.07%
Brookdale Senior Living †	575,870	3,558,877
HCP	72,100	2,147,138
Omega Healthcare Investors	10,800	382,212
Welltower	51,700	3,853,201

		9,941,428

Hotel REITs – 5.35%
Host Hotels & Resorts	61,464	1,182,567
MGM Growth Properties Class A	23,300	751,658
Park Hotels & Resorts	48,000	1,539,840
RLJ Lodging Trust	32,300	594,643

		4,068,708

Industrial REITs – 10.90%
Duke Realty	40,300	1,254,136
Prologis	72,441	5,554,052
Rexford Industrial Realty	39,100	1,481,499

		8,289,687

Information Technology REITs – 7.37%
American Tower	4,100	800,730
Digital Realty Trust	7,000	823,970
Equinix	7,500	3,410,250
SBA Communications †	2,800	570,444

		5,605,394

Mall REIT – 5.50%
Simon Property Group	24,058	4,178,875

		4,178,875

Manufactured Housing REITs – 5.13%
Equity LifeStyle Properties	16,136	1,883,071
Sun Communities	16,400	2,018,512

		3,901,583

4

	Number of shares	Value (US $)
Common Stock (continued)
Mixed REIT – 1.21%
Liberty Property Trust	18,500	$918,340

		918,340

Multifamily REITs – 20.78%
Apartment Investment & Management Class A	41,920	2,069,171
AvalonBay Communities	17,651	3,546,615
Camden Property Trust	27,600	2,777,940
Equity Residential	48,523	3,708,128
Essex Property Trust	4,059	1,146,668
UDR	56,900	2,557,655

		15,806,177

Office REITs – 8.75%
Boston Properties	17,974	2,473,582
Columbia Property Trust	30,200	685,842
Hudson Pacific Properties	32,300	1,125,978
Kilroy Realty	16,800	1,292,088
VEREIT	130,800	1,080,408

		6,657,898

Self-Storage REITs – 4.70%
CubeSmart	39,500	1,260,445
Extra Space Storage	14,400	1,493,136
Public Storage	3,702	818,808

		3,572,389

Shopping Center REITs – 4.39%
Kimco Realty	50,000	869,500
Regency Centers	23,525	1,580,174
Retail Properties of America Class A	12,500	153,625
SITE Centers	55,500	734,820

		3,338,119

Single Tenant REITs – 4.49%
National Retail Properties	21,293	1,120,438
STORE Capital	68,900	2,295,748

		3,416,186

Specialty REITs – 5.02%
Cushman & Wakefield †	78,600	1,543,704
EPR Properties	9,300	733,398
Invitation Homes	62,100	1,543,806

		3,820,908

Total Common Stock (cost $69,639,892)		75,312,123

5

Schedule of investments

Delaware REIT Fund

	Number of shares	Value (US $)
Short-Term Investments – 0.95%
Money Market Mutual Funds – 0.95%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	145,114	$145,114
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	145,114	145,114
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	145,114	145,114
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	145,114	145,114
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	145,114	145,114

		725,570

Total Short-Term Investments (cost $725,570)		725,570

Total Value of Securities – 99.97% (cost $70,365,462)		$76,037,693

†	Non-income producing security.

Summary of abbreviations:

REIT – Real Estate Investment Trust

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities

Delaware REIT Fund	April 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$76,037,693
Cash	1,763
Receivable for securities sold	647,914
Receivable for fund shares sold	107,519
Dividends and interest receivable	21,308

Total assets	76,816,197

Liabilities:
Payable for fund shares redeemed	352,776
Payable for securities purchased	291,110
Investment management fees payable to affiliates	41,096
Other accrued expenses	33,783
Audit and tax fees payable	18,205
Distribution fees payable to affiliates	16,019
Dividend disbursing and transfer agent fees and expense payable to affiliates	624
Accounting and administration expenses payable to affiliates	568
Legal fees payable to affiliates	519
Trustees’ fees and expenses payable to affiliates	260
Reports and statements to shareholders expenses payable to affiliates	84

Total liabilities	755,044

Total Net Assets	$76,061,153

Net Assets Consist of:
Paid-in capital	$78,288,553
Total distributable earnings (loss)	(2,227,400)

Total Net Assets	$76,061,153

7

Statement of assets and liabilities

Delaware REIT Fund

Net Asset Value
Class A:
Net assets	$49,395,416
Shares of beneficial interest outstanding, unlimited authorization, no par	4,209,505
Net asset value per share	$11.73
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.45

Class C:
Net assets	$4,263,686
Shares of beneficial interest outstanding, unlimited authorization, no par	364,261
Net asset value per share	$11.71

Class R:
Net assets	$5,128,443
Shares of beneficial interest outstanding, unlimited authorization, no par	437,429
Net asset value per share	$11.72

Institutional Class:
Net assets	$12,222,482
Shares of beneficial interest outstanding, unlimited authorization, no par	1,036,985
Net asset value per share	$11.79

Class R6:
Net assets	$5,051,126
Shares of beneficial interest outstanding, unlimited authorization, no par	429,472
Net asset value per share	$11.76
[1] Investments, at cost	$70,365,462

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations

Delaware REIT Fund	Six months ended April 30, 2019 (Unaudited)

Investment Income:
Dividends	$1,492,308
Interest	12,874

1,505,182

Expenses:
Management fees	287,473
Distribution expenses – Class A	61,570
Distribution expenses – Class C	22,651
Distribution expenses – Class R	12,358
Dividend disbursing and transfer agent fees and expenses	52,589
Registration fees	36,070
Accounting and administration expenses	27,130
Audit and tax fees	18,205
Reports and statements to shareholders expenses	16,377
Legal fees	12,406
Custodian fees	2,386
Trustees’ fees and expenses	2,321
Other	7,732

559,268
Less expenses waived	(40,198)
Less expenses paid indirectly	(303)

Total operating expenses	518,767

Net Investment Income	986,415

Net Realized and Unrealized Gain:
Net realized gain on investments	666,336
Net change in unrealized appreciation (depreciation) of investments	5,045,813

Net Realized and Unrealized Gain	5,712,149

Net Increase in Net Assets Resulting from Operations	$6,698,564

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware REIT Fund

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$986,415	$1,728,152
Net realized gain (loss)	666,336	(4,660,347)
Net change in unrealized appreciation (depreciation)	5,045,813	1,414,177

Net increase (decrease) in net assets resulting from operations	6,698,564	(1,518,018)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(490,145)	(2,288,726)
Class C	(30,792)	(318,021)
Class R	(44,739)	(250,113)
Institutional Class	(143,004)	(633,427)
Class R6	(55,867)	(583,221)

Return of capital:
Class A	—	(209,001)
Class C	—	(19,894)
Class R	—	(20,381)
Institutional Class	—	(56,487)
Class R6	—	(20,089)

	(764,547)	(4,399,360)

Capital Share Transactions:
Proceeds from shares sold:
Class A	994,949	8,318,136
Class C	201,251	428,695
Class R	523,817	1,440,311
Institutional Class	959,887	5,556,687
Class R6	75,811	1,279,655

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	475,195	2,442,673
Class C	30,403	335,668
Class R	44,739	270,493
Institutional Class	141,031	674,532
Class R6	55,867	603,310

	3,502,950	21,350,160

10

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,532,132)	$(23,059,189)
Class C	(1,118,409)	(8,777,823)
Class R	(756,518)	(4,346,949)
Institutional Class	(3,618,413)	(8,836,014)
Class R6	(338,328)	(16,607,978)

	(12,363,800)	(61,627,953)

Decrease in net assets derived from capital share transactions	(8,860,850)	(40,277,793)

Net Decrease in Net Assets	(2,926,833)	(46,195,171)

Net Assets:
Beginning of period	$78,987,986	$125,183,157

End of period	$76,061,153	$78,987,986

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$10.87	$11.36	$14.28	$15.54	$15.61	$13.87

0.14	0.19	0.08	0.18	0.13	0.13
0.83	(0.21)	0.03	0.41	0.76	2.30

0.97	(0.02)	0.11	0.59	0.89	2.43

(0.11)	(0.16)	(0.21)	(0.24)	(0.24)	(0.25)
—	(0.05)	—	—	—	—
—	(0.26)	(2.82)	(1.61)	(0.72)	(0.44)

(0.11)	(0.47)	(3.03)	(1.85)	(0.96)	(0.69)

$11.73	$10.87	$11.36	$14.28	$15.54	$15.61

9.01%	(0.26% )	0.90%	4.24%	5.70%	18.53%

$49,395	$50,627	$65,824	$86,129	$90,899	$98,986
1.36%	1.39%	1.44%	1.33%	1.37%	1.34%
1.46%	1.41%	1.44%	1.33%	1.37%	1.34%
2.57%	1.76%	0.71%	1.24%	0.81%	0.89%
2.47%	1.74%	0.71%	1.24%	0.81%	0.89%
34%	120%	145%	111%	67%	83%

13

Financial highlights

Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $(0.005) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
$10.85	$11.31	$14.24		$15.50	$15.59	$13.86

0.10	0.11	—	[3]	0.07	0.01	0.02
0.84	(0.21)	0.02		0.42	0.75	2.30

0.94	(0.10)	0.02		0.49	0.76	2.32

(0.08)	(0.05)	(0.13)		(0.14)	(0.13)	(0.15)
—	(0.05)	—		—	—	—
—	(0.26)	(2.82)		(1.61)	(0.72)	(0.44)

(0.08)	(0.36)	(2.95)		(1.75)	(0.85)	(0.59)

$11.71	$10.85	$11.31		$14.24	$15.50	$15.59

8.67%	(0.99% )	0.13%		3.53%	4.86%	17.68%

$4,264	$4,810	$13,331		$20,598	$22,085	$23,171
2.11%	2.14%	2.19%		2.08%	2.12%	2.09%
2.21%	2.16%	2.19%		2.08%	2.12%	2.09%
1.82%	1.01%	(0.04%	)	0.49%	0.06%	0.14%
1.72%	0.99%	(0.04%	)	0.49%	0.06%	0.14%
34%	120%	145%		111%	67%	83%

15

Financial highlights

Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$10.86	$11.35	$14.27	$15.53	$15.61	$13.87

0.13	0.17	0.05	0.15	0.09	0.09
0.83	(0.22)	0.04	0.41	0.75	2.31

0.96	(0.05)	0.09	0.56	0.84	2.40

(0.10)	(0.13)	(0.19)	(0.21)	(0.20)	(0.22)
—	(0.05)	—	—	—	—
—	(0.26)	(2.82)	(1.61)	(0.72)	(0.44)

(0.10)	(0.44)	(3.01)	(1.82)	(0.92)	(0.66)

$11.72	$10.86	$11.35	$14.27	$15.53	$15.61

8.91%	(0.54% )	0.66%	4.00%	5.40%	18.24%

$5,128	$4,934	$7,885	$12,573	$12,025	$12,614
1.61%	1.64%	1.69%	1.58%	1.62%	1.59%
1.71%	1.66%	1.69%	1.58%	1.62%	1.59%
2.32%	1.51%	0.46%	0.99%	0.56%	0.64%
2.22%	1.49%	0.46%	0.99%	0.56%	0.64%
34%	120%	145%	111%	67%	83%

17

Financial highlights

Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$10.91	$11.41	$14.33	$15.57	$15.64	$13.90

0.16	0.22	0.12	0.21	0.16	0.16
0.84	(0.22)	0.02	0.44	0.76	2.31

1.00	—	0.14	0.65	0.92	2.47

(0.12)	(0.19)	(0.24)	(0.28)	(0.27)	(0.29)
—	(0.05)	—	—	—	—
—	(0.26)	(2.82)	(1.61)	(0.72)	(0.44)

(0.12)	(0.50)	(3.06)	(1.89)	(0.99)	(0.73)

$11.79	$10.91	$11.41	$14.33	$15.57	$15.64

9.28%	(0.08% )	1.14%	4.60%	5.94%	18.80%

$12,223	$13,741	$16,988	$38,720	$108,943	$119,640
1.11%	1.14%	1.19%	1.08%	1.12%	1.09%
1.21%	1.16%	1.19%	1.08%	1.12%	1.09%
2.82%	2.01%	0.96%	1.49%	1.06%	1.14%
2.72%	1.99%	0.96%	1.49%	1.06%	1.14%
34%	120%	145%	111%	67%	83%

19

Financial highlights

Delaware REIT Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended			8/31/16[2] to
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16
$10.89	$11.41	$14.33	$15.43

0.16	0.24	0.13	0.29
0.84	(0.23)	0.03	(1.33)

1.00	0.01	0.16	(1.04)

(0.13)	(0.22)	(0.26)	(0.06)
—	(0.05)	—	—
—	(0.26)	(2.82)	—

(0.13)	(0.53)	(3.08)	(0.06)

$11.76	$10.89	$11.41	$14.33

9.25%	0.09%	1.28%	(6.79% )

$5,051	$4,876	$21,155	$2
1.00%	1.01%	1.04%	0.93%
1.10%	1.03%	1.04%	0.93%
2.93%	2.14%	1.11%	1.97%
2.83%	2.12%	1.11%	1.97%
34%	120%	145%	111% [5]

21

Notes to financial statements

Delaware REIT Fund	April 30, 2019 (Unaudited)

Delaware REIT Fund (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. This report contains information relating only to Delaware REIT Fund. All other series of Delaware Pooled Trust, the Macquarie Institutional Portfolios, are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the

22

“more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2019 and for all open tax years (years ended Oct. 31, 2016–Oct. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement are included on the

23

Notes to financial statements

Delaware REIT Fund

1. Significant Accounting Policies (continued)

“Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $178 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $125 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 1.15% of the Fund’s average daily net assets for all share classes other than Class R6 and 1.00% of the Fund’s average daily net assets of the Class R6 shares from Nov. 1, 2018 through April 30, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2019, the Fund was charged $3,443 for these services.

24

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2019, the Fund was charged $3,835 for these services.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2019, the Fund was charged $4,536 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2019, DDLP earned $1,746 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2019, DDLP received gross CDSC commissions of $36 and $4 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2018 through Feb. 28, 2020.

25

Notes to financial statements

Delaware REIT Fund

3. Investments

For the six months ended April 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$25,725,204
Sales	34,833,833

At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$70,365,462

Aggregate unrealized appreciation of investments	$7,807,967
Aggregate unrealized depreciation of investments	(2,135,736)

Net unrealized appreciation of investments	$5,672,231

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Oct. 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

Post-enactment capital loss character
Short-term	Long-term
$2,095,451	$3,427,629

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities,

26

credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2019:

Level 1
Securities
Assets:
Common Stock	$75,312,123
Short-Term Investments	725,570

Total Value of Securities	$76,037,693

During the six months ended April 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2019, there were no Level 3 investments.

27

Notes to financial statements

Delaware REIT Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/19	Year ended 10/31/18
Shares sold:
Class A	88,413	759,265
Class C	18,468	38,919
Class R	47,159	132,450
Institutional Class	84,121	513,851
Class R6	6,601	115,352

Shares issued upon reinvestment of dividends and distributions:
Class A	43,186	220,247
Class C	2,781	30,186
Class R	4,071	24,369
Institutional Class	12,775	60,750
Class R6	5,064	53,948

	312,639	1,949,337

Shares redeemed:
Class A	(580,305)	(2,116,765)
Class C	(100,395)	(804,656)
Class R	(68,043)	(397,412)
Institutional Class	(318,906)	(805,093)
Class R6	(29,932)	(1,576,132)

	(1,097,581)	(5,700,058)

Net decrease	(784,942)	(3,750,721)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2019 and year ended Oct. 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
Six months ended 4/30/19	—	2,184	2,178	—	$24,492
Year ended 10/31/18	8,761	57,310	57,000	8,722	721,029

28

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of April 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of

29

Notes to financial statements

Delaware REIT Fund

6. Securities Lending (continued)

supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

30

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

32

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED® TRUST

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2019